FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2020
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Integrity Life Insurance Company and
The Contract Owners of Separate Account I of National Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of National Integrity Life Insurance Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 13, 2021

Appendix A

Subaccounts comprising Separate Account I of National Integrity Life Insurance Company

Subaccounts	Statement of operations	Statements of changes in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. Bond Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP – Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Non-Affiliated Initial Class (continued):	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
iShares Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® 5-10 Year Investment Grade Corporate Bond ETF (formerly iShares® Intermediate-Term Corporate Bond ETF)
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

Pimco Variable Insurance Trust
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Northern Lights Variable Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Touchstone Variable Series Trust
Affiliated Service Class:
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares
Invesco (AIM) Variable Insurance Funds	For the period from April 30, 2020 (commencement of operations) through December 31, 2020
Non-Affiliated Class 2:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
Invesco (AIM) Variable Insurance Funds	For the period from January 1, 2020 through April 29, 2020	For the year ended December 31, 2019 and the period from January 1, 2020 through April 29, 2020
Non-Affiliated Class 2:
Invesco V.I. Mid Cap Growth Fund
Touchstone Variable Series Trust	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Affiliated Service Class:
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund
Fidelity Variable Insurance Products	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Non-Affiliated Service Class 2:
Fidelity VIP Bond Index Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Total Market Index Portfolio

Separate Account I
of
National Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2020

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Aggressive ETF Fund	$5,979,306	$9	$5,979,315	$19.98	to	$29.89	240,237
Touchstone VST Bond Fund	2,281,020	(5)	2,281,015	10.96	to	11.07	207,507
Touchstone VST Common Stock Fund	20,755,242	—	20,755,242	13.09	to	13.22	1,579,555
Touchstone VST Conservative ETF Fund	5,279,719	4	5,279,723	16.01	to	20.04	286,301
Touchstone VST Moderate ETF Fund	6,966,790	(15)	6,966,775	18.26	to	23.13	349,730
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,152,834	—	2,152,834	25.02	to	40.75	66,786
Fidelity VIP Overseas Portfolio	1,330,316	(5)	1,330,311	13.43	to	54.21	33,589
Fidelity VIP Equity-Income Portfolio	7,699,668	(1)	7,699,667	32.93	to	116.16	87,507
Fidelity VIP Growth Portfolio	6,921,053	2	6,921,055			258.15	26,810
Fidelity VIP High Income Portfolio	1,680,489	—	1,680,489			31.42	53,488
Fidelity VIP Asset Manager Portfolio	3,064,332	(1)	3,064,331			68.77	44,561
Fidelity VIP Contrafund® Portfolio	15,608,584	(2)	15,608,582	64.40	to	126.77	157,376
Fidelity VIP Index 500 Portfolio	5,032,612	—	5,032,612	27.19	to	96.85	90,441
Fidelity VIP Investment Grade Bond Portfolio	1,401,974	1	1,401,975	13.41	to	41.95	68,480
Fidelity VIP Government Money Market	4,344,897	(2)	4,344,895	9.30	to	9.91	447,593
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	385,617	(4)	385,613			37.57	10,265
Fidelity VIP Mid Cap Portfolio	3,113,992	(3)	3,113,989	80.30	to	84.32	38,241
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	1,226,481	(7)	1,226,474	17.36	to	25.01	64,373
Fidelity VIP Balanced Portfolio	12,864,778	—	12,864,778	22.75	to	33.83	512,782
Fidelity VIP Bond Index Portfolio	353,653	—	353,653	10.72	to	10.78	32,964
Fidelity VIP Contrafund® Portfolio	19,354,970	1	19,354,971	27.68	to	52.74	565,338
Fidelity VIP Disciplined Small Cap Portfolio	1,602,264	4	1,602,268	20.16	to	26.91	76,033
Fidelity VIP Equity-Income Portfolio	3,357,522	(6)	3,357,516	16.37	to	27.56	169,766
Fidelity VIP Extended Market Index Portfolio	59,393	1	59,394	12.07	to	12.11	4,917
Fidelity VIP Freedom 2010 Portfolio	420,441	5	420,446	16.64	to	17.63	24,822
Fidelity VIP Freedom 2015 Portfolio	456,176	2	456,178	17.23	to	18.62	25,987
Fidelity VIP Freedom 2020 Portfolio	613,135	1	613,136	17.45	to	18.64	34,962
Fidelity VIP Freedom 2025 Portfolio	2,274,395	(2)	2,274,393	18.59	to	19.88	121,709
Fidelity VIP Freedom 2030 Portfolio	353,110	4	353,114	18.78	to	20.12	18,321
Fidelity VIP Growth Portfolio	5,173,503	(4)	5,173,499	32.47	to	48.67	128,654
Fidelity VIP High Income Portfolio	6,779,352	(5)	6,779,347	15.00	to	27.05	331,095
Fidelity VIP Index 500 Portfolio	32,419,790	—	32,419,790	25.42	to	37.55	1,223,483
Fidelity VIP International Index Portfolio	57,315	2	57,317	11.55	to	11.62	4,951
Fidelity VIP Investment Grade Bond Portfolio	15,438,763	6	15,438,769	13.08	to	20.14	1,018,836
Fidelity VIP Mid Cap Portfolio	8,707,567	(5)	8,707,562	22.28	to	53.30	286,593
Fidelity VIP Overseas Portfolio	2,616,552	(1)	2,616,551	12.76	to	25.09	166,231
Fidelity VIP Target Volatility Portfolio	499,341	—	499,341	14.29	to	14.71	34,830
Fidelity VIP Total Market Index Portfolio	82,212	(1)	82,211	12.72	to	12.79	6,433
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	1,441,587	(5)	1,441,582	19.89	to	20.78	70,853
Franklin Growth and Income VIP Fund	1,599,568	2	1,599,570	32.06	to	32.06	49,887
Franklin Income VIP Fund	2,599,251	(3)	2,599,248	28.58	to	29.23	90,892
JP Morgan IT Mid Cap Value	547,980	(2)	547,978	25.65	to	38.85	15,368
Morgan Stanley VIF Emerging Markets Debt Portfolio	103,630	1	103,631	28.78	to	36.55	3,011
Morgan Stanley VIF U.S. Real Estate Portfolio	480,347	1	480,348	13.83	to	40.80	13,984
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	2,214,857	3	2,214,860	13.71	to	14.26	161,174
Columbia VP – Small Cap Value Fund	1,738,135	(1)	1,738,134	21.84	to	30.68	59,283
Franklin Growth and Income VIP Fund	4,443,584	3	4,443,587	18.07	to	32.65	184,091
Franklin Income VIP Fund	12,555,895	(3)	12,555,892	14.99	to	29.10	727,913
Franklin Large Cap Growth VIP Fund	6,183,060	—	6,183,060	30.24	to	50.29	147,431
Franklin Mutual Shares VIP Fund	9,422,867	(4)	9,422,863	13.32	to	27.17	607,454
Franklin Small Cap Value VIP Fund	1,075,993	8	1,076,001	19.32	to	24.24	54,141
Invesco V.I. American Franchise Fund	460,109	3	460,112	35.80	to	53.47	10,886
Invesco V.I. American Value Fund	6,770,828	3	6,770,831	18.54	to	20.89	354,779
Invesco V.I. Comstock Fund	3,514,897	(2)	3,514,895	16.74	to	33.26	183,319
Invesco V.I. International Growth Fund	2,103,181	(3)	2,103,178	14.62	to	15.27	141,566
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	676,241	—	676,241	14.81	to	14.85	45,631
Templeton Foreign VIP Fund	4,044,977	—	4,044,977	9.63	to	22.10	354,961
Templeton Global Bond VIP Fund	333,045	(1)	333,044	8.78	to	9.06	37,544
Templeton Growth VIP Fund	1,068,164	2	1,068,166	11.40	to	24.43	59,778
Morgan Stanley VIF Emerging Markets Debt Portfolio	869,826	(1)	869,825	13.54	to	27.65	51,822
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,034,474	2	2,034,476	10.42	to	45.28	117,993
Morgan Stanley VIF U.S. Real Estate Portfolio	2,130,161	1	2,130,162	10.53	to	32.27	175,671

(a) Name Change. See Note 1.	5
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2020

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	$4,150,203	$(6)	$4,150,197	$32.25	to	$33.71	126,275
BlackRock Global Allocation V.I. Fund	622,594	2	622,596	15.19	to	16.11	40,504
BlackRock High Yield V.I. Fund	230,410	3	230,413	12.74	to	12.99	18,018
BlackRock Total Return V.I. Fund	373,902	(4)	373,898	11.23	to	11.33	33,305
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,177,600	2	1,177,602	12.42	to	12.81	94,677
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	1,175,904	3	1,175,907	11.27	to	11.49	103,904
American Funds I.S. Capital Income Builder Fund	2,925,593	(2)	2,925,591	11.43	to	11.80	253,378
American Funds I.S. Global Growth Fund	2,876,824	4	2,876,828	21.36	to	22.05	132,235
American Funds I.S. Growth Fund	4,000,650	—	4,000,650	29.69	to	30.55	133,800
American Funds I.S. Growth-Income Fund	3,851,272	4	3,851,276	19.74	to	20.39	192,823
American Funds I.S. New World Fund	1,061,523	(1)	1,061,522	15.15	to	15.59	69,216
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	429,266	5	429,271	39.52	to	41.67	10,531
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,741,943	—	1,741,943	21.77	to	37.88	67,307
Advisor Class:
PIMCO VIT All Asset Portfolio	1,367,668	(5)	1,367,663	13.80	to	15.48	92,416
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	48,948	1	48,949	11.38	to	11.59	4,265
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,236,801	(4)	1,236,797	3.94	to	5.46	308,589
PIMCO VIT Long-Term U.S. Government Portfolio	275,317	7	275,324	13.04	to	13.50	20,694
PIMCO VIT Low Duration Portfolio	2,456,932	(3)	2,456,929	10.45	to	12.14	216,585
PIMCO VIT Real Return Portfolio	935,157	1	935,158	12.09	to	14.03	69,485
PIMCO VIT Total Return Portfolio	19,908,326	5	19,908,331	12.71	to	15.94	1,315,138
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	151,059	3	151,062	6.23	to	7.87	23,894
Guggenheim VT Multi-Hedge Strategies Fund	313,214	6	313,220	8.92	to	11.44	34,129
Guggenheim VT Long Short Equity Fund	59,050	2	59,052	10.21	to	12.38	5,661
ETF Shares:
iShares® Core S&P 500 ETF	17,460,394	1	17,460,395	70.26	to	76.52	243,492
iShares® Core S&P Mid-Cap ETF	5,332,217	(3)	5,332,214	56.68	to	63.03	89,761
iShares® Core S&P Small-Cap ETF	2,891,436	(1)	2,891,435	58.72	to	65.18	47,081
iShares® Core U.S. Aggregate Bond ETF	586,112	7	586,119	26.28	to	30.35	22,128
iShares® iBoxx $ High Yield Corporate Bond ETF	70,729	2	70,731	32.24	to	34.89	2,113
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	777,895	2	777,897	29.21	to	31.62	26,543
iShares® International Treasury Bond ETF	2,235,492	—	2,235,492	23.65	to	25.95	92,564
iShares® S&P 500 Growth ETF	2,444,125	—	2,444,125	84.37	to	94.47	28,265
iShares® S&P 500 Value ETF	519,834	2	519,836	54.05	to	58.77	9,315
iShares® TIPS Bond ETF	77,588	1	77,589	24.46	to	26.47	3,102
Vanguard® Developed Markets Index Fund, ETF Shares	2,538,730	3	2,538,733	34.32	to	41.56	65,231
Vanguard® Dividend Appreciation Index Fund, ETF Shares	1,017,309	—	1,017,309	61.24	to	66.27	16,365
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	246,823	4	246,827	26.84	to	33.68	7,809
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	67,981	(1)	67,980	31.67	to	36.72	1,976
Vanguard® Large-Cap Index Fund, ETF Shares	814,861	1	814,862	71.33	to	77.43	11,148
Vanguard® Mega Cap Index Fund, ETF Shares	157,165	4	157,169	73.23	to	79.98	2,086
Vanguard® Real Estate Index Fund, ETF Shares	260,925	—	260,925	43.39	to	46.96	5,929
Vanguard® Short-Term Bond Index Fund, ETF Shares	22,595	1	22,596	23.26	to	25.08	952
Vanguard® Total Bond Market Index Fund, ETF Shares	16,392,868	7	16,392,875	26.34	to	30.51	609,023

(a) Name Change. See Note 1.	6
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Aggressive ETF Fund	$96,812	$75,454	$21,358	$77,215	$103,058	$356,862	$537,135	$558,493
Touchstone VST Bond Fund	38,012	31,796	6,216	14,094	—	137,034	151,128	157,344
Touchstone VST Common Stock Fund	112,207	263,944	(151,737)	290,831	576,625	3,085,505	3,952,961	3,801,224
Touchstone VST Conservative ETF Fund	134,541	79,216	55,325	(14,427)	143,275	228,235	357,083	412,408
Touchstone VST Moderate ETF Fund	143,656	92,192	51,464	(112,804)	204,233	424,027	515,456	566,920
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	27,893	26,573	1,320	50,058	28,563	285,244	363,865	365,185
Fidelity VIP Overseas Portfolio	5,169	15,784	(10,615)	12,577	5,249	150,721	168,547	157,932
Fidelity VIP Equity-Income Portfolio	126,153	94,130	32,023	3,097	323,935	(23,940)	303,092	335,115
Fidelity VIP Growth Portfolio	4,280	77,758	(73,478)	243,730	543,894	1,348,837	2,136,461	2,062,983
Fidelity VIP High Income Portfolio	81,117	21,095	60,022	(42,664)	—	12,796	(29,868)	30,154
Fidelity VIP Asset Manager Portfolio	42,302	37,694	4,608	13,907	36,689	308,293	358,889	363,497
Fidelity VIP Contrafund® Portfolio	34,843	189,170	(154,327)	649,372	73,365	2,929,594	3,652,331	3,498,004
Fidelity VIP Index 500 Portfolio	78,390	61,320	17,070	256,227	15,138	434,816	706,181	723,251
Fidelity VIP Investment Grade Bond Portfolio	30,645	19,786	10,859	12,229	530	86,144	98,903	109,762
Fidelity VIP Government Money Market	21,831	102,005	(80,174)	—	—	—	—	(80,174)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	216	4,852	(4,636)	46,962	33,000	54,217	134,179	129,543
Fidelity VIP Mid Cap Portfolio	14,398	35,235	(20,837)	13,488	—	436,126	449,614	428,777
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	14,473	16,279	(1,806)	(1,422)	15,074	126,171	139,823	138,017
Fidelity VIP Balanced Portfolio	138,191	152,739	(14,548)	245,016	153,003	1,695,233	2,093,252	2,078,704
Fidelity VIP Bond Index Portfolio	3,208	2,344	864	308	917	3,273	4,498	5,362
Fidelity VIP Contrafund® Portfolio	14,436	259,833	(245,397)	572,805	97,300	4,086,570	4,756,675	4,511,278
Fidelity VIP Disciplined Small Cap Portfolio	7,577	18,401	(10,824)	(28,311)	—	258,258	229,947	219,123
Fidelity VIP Equity-Income Portfolio	49,698	43,577	6,121	(8,948)	145,999	(5,010)	132,041	138,162
Fidelity VIP Extended Market Index Portfolio	612	566	46	(2)	—	7,735	7,733	7,779
Fidelity VIP Freedom 2010 Portfolio	4,196	5,772	(1,576)	3,672	17,081	21,026	41,779	40,203
Fidelity VIP Freedom 2015 Portfolio	4,386	6,411	(2,025)	753	20,497	29,001	50,251	48,226
Fidelity VIP Freedom 2020 Portfolio	5,823	9,077	(3,254)	(856)	37,336	32,767	69,247	65,993
Fidelity VIP Freedom 2025 Portfolio	20,234	30,941	(10,707)	7,434	86,775	195,848	290,057	279,350
Fidelity VIP Freedom 2030 Portfolio	3,106	4,229	(1,123)	12,775	17,042	4,282	34,099	32,976
Fidelity VIP Growth Portfolio	1,745	59,557	(57,812)	232,718	405,338	973,040	1,611,096	1,553,284
Fidelity VIP High Income Portfolio	280,624	60,359	220,265	107,154	—	(29,247)	77,907	298,172
Fidelity VIP Index 500 Portfolio	444,177	410,072	34,105	1,791,129	97,363	2,525,676	4,414,168	4,448,273
Fidelity VIP International Index Portfolio	693	236	457	30	—	7,744	7,774	8,231

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations (continued)
For the Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond Portfolio	$308,352	$221,059	$87,293	$137,251	$5,848	$835,622	$978,721	$1,066,014
Fidelity VIP Mid Cap Portfolio	29,912	105,419	(75,507)	(183,684)	—	1,407,152	1,223,468	1,147,961
Fidelity VIP Overseas Portfolio	5,165	34,904	(29,739)	77,171	10,997	256,405	344,573	314,834
Fidelity VIP Target Volatility Portfolio	5,918	6,991	(1,073)	2,418	10,943	21,601	34,962	33,889
Fidelity VIP Total Market Index Portfolio	917	503	414	662	—	18,445	19,107	19,521
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	—	17,303	(17,303)	31,801	—	40,610	72,411	55,108
Franklin Growth and Income VIP Fund	58,031	20,305	37,726	89,879	316,357	(387,697)	18,539	56,265
Franklin Income VIP Fund	161,382	36,623	124,759	8,190	2,178	(179,439)	(169,071)	(44,312)
JP Morgan IT Mid Cap Value	7,716	7,391	325	7,637	32,199	(56,330)	(16,494)	(16,169)
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,460	1,353	3,107	(1,861)	—	2,215	354	3,461
Morgan Stanley VIF U.S. Real Estate Portfolio	13,128	6,960	6,168	55,625	13,034	(196,291)	(127,632)	(121,464)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	31,062	31,647	(585)	10,342	80,888	91	91,321	90,736
Columbia VP – Small Cap Value Fund	5,027	21,404	(16,377)	(133,618)	64,585	201,592	132,559	116,182
Franklin Growth and Income VIP Fund	166,395	62,169	104,226	(145,815)	972,720	(785,506)	41,399	145,625
Franklin Income VIP Fund	735,305	187,639	547,666	(413,267)	10,417	(472,137)	(874,987)	(327,321)
Franklin Large Cap Growth VIP Fund	—	76,027	(76,027)	171,012	535,853	1,361,400	2,068,265	1,992,238
Franklin Mutual Shares VIP Fund	249,844	126,392	123,452	(391,504)	347,356	(608,286)	(652,434)	(528,982)
Franklin Small Cap Value VIP Fund	13,830	13,507	323	(118,734)	58,825	80,506	20,597	20,920
Invesco V.I. American Franchise Fund	—	5,347	(5,347)	25,886	29,541	82,639	138,066	132,719
Invesco V.I. American Value Fund	38,749	85,368	(46,619)	(464,575)	59,131	371,928	(33,516)	(80,135)
Invesco V.I. Comstock Fund	69,828	45,666	24,162	(160,794)	86,826	(19,123)	(93,091)	(68,929)
Invesco V.I. International Growth Fund	40,576	28,031	12,545	18,323	44,227	147,238	209,788	222,333
Invesco V.I. Mid Cap Growth Fund (c)	—	1,429	(1,429)	(102,598)	86,444	1,398	(14,756)	(16,185)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	—	5,364	(5,364)	21,705	—	185,249	206,954	201,590
Templeton Foreign VIP Fund	127,521	53,689	73,832	(241,655)	—	62,726	(178,929)	(105,097)
Templeton Global Bond VIP Fund	38,493	6,406	32,087	(46,315)	—	(19,527)	(65,842)	(33,755)
Templeton Growth VIP Fund	31,447	15,132	16,315	(81,933)	—	83,194	1,261	17,576
Morgan Stanley VIF Emerging Markets Debt Portfolio	41,442	13,418	28,024	(10,495)	—	18,402	7,907	35,931
Morgan Stanley VIF Emerging Markets Equity Portfolio	24,692	28,201	(3,509)	(10,099)	31,227	166,244	187,372	183,863
Morgan Stanley VIF U.S. Real Estate Portfolio	52,558	29,659	22,899	(51,561)	58,608	(462,864)	(455,817)	(432,918)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	49,752	(49,752)	11,621	375,091	889,298	1,276,010	1,226,258
BlackRock Global Allocation V.I. Fund	7,126	8,415	(1,289)	(8,373)	34,813	66,332	92,772	91,483
BlackRock High Yield V.I. Fund	10,555	3,100	7,455	(44)	—	4,693	4,649	12,104
BlackRock Total Return V.I. Fund	6,532	5,454	1,078	733	17,964	2,666	21,363	22,441
TOPS® Managed Risk Moderate Growth ETF Portfolio	23,560	16,748	6,812	1,155	9,322	29,262	39,739	46,551
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	20,891	13,321	7,570	7,417	7,442	39,701	54,560	62,130
American Funds I.S. Capital Income Builder Fund	68,934	34,339	34,595	(9,589)	—	(14,674)	(24,263)	10,332

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statement of Operations (continued)
For the Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds I.S. Global Growth Fund	$3,840	$32,815	$(28,975)	$61,389	$68,076	$558,731	$688,196	$659,221
American Funds I.S. Growth Fund	6,158	44,246	(38,088)	68,526	71,654	1,217,894	1,358,074	1,319,986
American Funds I.S. Growth-Income Fund	39,116	46,582	(7,466)	16,517	82,232	327,643	426,392	418,926
American Funds I.S. New World Fund	352	12,568	(12,216)	30,819	9,874	163,284	203,977	191,761
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	4,299	5,115	(816)	(9,181)	39,777	36,874	67,470	66,654
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	13,546	20,223	(6,677)	(40,219)	154,312	156,844	270,937	264,260
Advisor Class:
PIMCO VIT All Asset Portfolio	66,704	19,765	46,939	(5,193)	—	37,384	32,191	79,130
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2,518	600	1,918	(13)	—	(233)	(246)	1,672
PIMCO VIT CommodityRealReturn® Strategy Portfolio	71,752	17,222	54,530	(187,061)	—	137,231	(49,830)	4,700
PIMCO VIT Long-Term U.S. Government Portfolio	3,774	3,125	649	4,704	1,860	22,846	29,410	30,059
PIMCO VIT Low Duration Portfolio	25,045	34,323	(9,278)	(5,536)	—	45,161	39,625	30,347
PIMCO VIT Real Return Portfolio	12,255	13,264	(1,009)	804	—	89,298	90,102	89,093
PIMCO VIT Total Return Portfolio	398,293	291,983	106,310	67,494	213,193	904,821	1,185,508	1,291,818
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	6,200	2,440	3,760	(6,640)	909	3,506	(2,225)	1,535
Guggenheim VT Multi-Hedge Strategies Fund	4,232	4,818	(586)	6,610	—	13,151	19,761	19,175
Guggenheim VT Long Short Equity Fund	533	924	(391)	(919)	—	2,887	1,968	1,577
ETF Shares:
iShares® Core S&P 500 ETF	304,268	433,918	(129,650)	2,312,607	—	361,801	2,674,408	2,544,758
iShares® Core S&P Mid-Cap ETF	77,196	126,249	(49,053)	541,364	—	191,787	733,151	684,098
iShares® Core S&P Small-Cap ETF	36,658	66,766	(30,108)	279,780	—	98,512	378,292	348,184
iShares® Core U.S. Aggregate Bond ETF	12,610	15,787	(3,177)	20,431	—	7,864	28,295	25,118
iShares® iBoxx $ High Yield Corporate Bond ETF	3,150	1,442	1,708	(304)	—	(1,184)	(1,488)	220
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	20,118	19,470	648	5,701	—	35,512	41,213	41,861
iShares® International Treasury Bond ETF	—	56,076	(56,076)	4,249	—	218,501	222,750	166,674
iShares® S&P 500 Growth ETF	22,283	58,252	(35,969)	374,436	—	289,192	663,628	627,659
iShares® S&P 500 Value ETF	12,737	12,074	663	20,517	—	(17,939)	2,578	3,241
iShares® TIPS Bond ETF	1,553	3,327	(1,774)	8,875	—	1,635	10,510	8,736
Vanguard® Developed Markets Index Fund, ETF Shares	55,013	61,052	(6,039)	58,962	—	150,212	209,174	203,135
Vanguard® Dividend Appreciation Index Fund, ETF Shares	17,716	25,728	(8,012)	87,526	—	33,764	121,290	113,278
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	4,682	5,331	(649)	10,749	—	17,105	27,854	27,205
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	1,618	1,145	473	1,834	139	1,868	3,841	4,314
Vanguard® Large-Cap Index Fund, ETF Shares	11,751	18,014	(6,263)	59,435	—	67,113	126,548	120,285
Vanguard® Mega Cap Index Fund, ETF Shares	2,298	3,282	(984)	9,993	—	15,175	25,168	24,184
Vanguard® Real Estate Index Fund, ETF Shares	9,704	6,121	3,583	1,297	—	(17,756)	(16,459)	(12,876)
Vanguard® Short-Term Bond Index Fund, ETF Shares	275	362	(87)	42	—	376	418	331
Vanguard® Total Bond Market Index Fund, ETF Shares	368,304	424,093	(55,789)	659,525	26,315	172,666	858,506	802,717

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$21,358	$180,273	$356,862	$558,493	$35,038	$(241,310)	$7,510	$(8,835)	$(207,597)	$350,896	$5,628,419	$5,979,315	3,892	(13,417)	(9,525)
Touchstone VST Bond Fund	6,216	14,094	137,034	157,344	45,845	(253,772)	216,447	(13,906)	(5,386)	151,958	2,129,057	2,281,015	35,609	(37,322)	(1,713)
Touchstone VST Common Stock Fund	(151,737)	867,456	3,085,505	3,801,224	176,084	(1,687,586)	(1,298,878)	(24,652)	(2,835,032)	966,192	19,789,050	20,755,242	23,773	(277,932)	(254,159)
Touchstone VST Conservative ETF Fund	55,325	128,848	228,235	412,408	58,593	(701,036)	(99,967)	(9,708)	(752,118)	(339,710)	5,619,433	5,279,723	7,356	(51,899)	(44,543)
Touchstone VST Moderate ETF Fund	51,464	91,429	424,027	566,920	7,251	(518,545)	64,947	(8,547)	(454,894)	112,026	6,854,749	6,966,775	12,368	(38,356)	(25,988)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,320	78,621	285,244	365,185	—	(148,347)	(86,136)	(412)	(234,895)	130,290	2,022,544	2,152,834	6	(9,035)	(9,029)
Fidelity VIP Overseas Portfolio	(10,615)	17,826	150,721	157,932	—	(37,557)	(12,505)	(306)	(50,368)	107,564	1,222,747	1,330,311	—	(2,700)	(2,700)
Fidelity VIP Equity-Income Portfolio	32,023	327,032	(23,940)	335,115	336,147	(719,558)	(60,950)	(1,101)	(445,462)	(110,347)	7,810,014	7,699,667	633	(5,725)	(5,092)
Fidelity VIP Growth Portfolio	(73,478)	787,624	1,348,837	2,062,983	—	(328,925)	(39,280)	(1,013)	(369,218)	1,693,765	5,227,290	6,921,055	1	(1,934)	(1,933)
Fidelity VIP High Income Portfolio	60,022	(42,664)	12,796	30,154	880	(84,567)	(8,461)	(317)	(92,465)	(62,311)	1,742,800	1,680,489	39,616	(42,353)	(2,737)
Fidelity VIP Asset Manager Portfolio	4,608	50,596	308,293	363,497	14,786	(90,640)	667	(744)	(75,931)	287,566	2,776,765	3,064,331	154	(1,350)	(1,196)
Fidelity VIP Contrafund® Portfolio	(154,327)	722,737	2,929,594	3,498,004	655,049	(1,677,618)	(415,270)	(2,421)	(1,440,260)	2,057,744	13,550,838	15,608,582	971	(21,462)	(20,491)
Fidelity VIP Index 500 Portfolio	17,070	271,365	434,816	723,251	—	(376,062)	(3,411)	(814)	(380,287)	342,964	4,689,648	5,032,612	190	(10,650)	(10,460)
Fidelity VIP Investment Grade Bond Portfolio	10,859	12,759	86,144	109,762	—	(131,810)	(1,620)	(538)	(133,968)	(24,206)	1,426,181	1,401,975	27	(7,106)	(7,079)
Fidelity VIP Government Money Market	(80,174)	—	—	(80,174)	26,158	(1,426,906)	2,460,489	(4,045)	1,055,696	975,522	3,369,373	4,344,895	3,613,128	(3,509,470)	103,658
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,636)	79,962	54,217	129,543	—	(67,037)	—	(94)	(67,131)	62,412	323,201	385,613	1	(1,936)	(1,935)
Fidelity VIP Mid Cap Portfolio	(20,837)	13,488	436,126	428,777	—	(198,470)	(8,032)	(340)	(206,842)	221,935	2,892,054	3,113,989	—	(3,097)	(3,097)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(1,806)	13,652	126,171	138,017	13,888	(91,852)	66,102	(2,801)	(14,663)	123,354	1,103,120	1,226,474	4,322	(4,821)	(499)
Fidelity VIP Balanced Portfolio	(14,548)	398,019	1,695,233	2,078,704	598,260	(835,296)	472,855	(9,434)	226,385	2,305,089	10,559,689	12,864,778	102,758	(88,115)	14,643
Fidelity VIP Bond Index Portfolio	864	1,225	3,273	5,362	219,775	(7,499)	52,481	(1,394)	263,363	268,725	84,928	353,653	26,184	(1,589)	24,595
Fidelity VIP Contrafund® Portfolio	(245,397)	670,105	4,086,570	4,511,278	303,880	(1,980,495)	(1,071,873)	(53,358)	(2,801,846)	1,709,432	17,645,539	19,354,971	14,769	(116,573)	(101,804)
Fidelity VIP Disciplined Small Cap Portfolio	(10,824)	(28,311)	258,258	219,123	21,439	(62,945)	(116,520)	(5,233)	(163,259)	55,864	1,546,404	1,602,268	14,233	(24,725)	(10,492)
Fidelity VIP Equity-Income Portfolio	6,121	137,051	(5,010)	138,162	116,786	(321,146)	71,665	(4,200)	(136,895)	1,267	3,356,249	3,357,516	15,647	(22,215)	(6,568)
Fidelity VIP Extended Market Index Portfolio	46	(2)	7,735	7,779	—	—	15,040	—	15,040	22,819	36,575	59,394	1,450	—	1,450
Fidelity VIP Freedom 2010 Portfolio	(1,576)	20,753	21,026	40,203	—	(24,286)	8,713	(871)	(16,444)	23,759	396,687	420,446	911	(2,037)	(1,126)
Fidelity VIP Freedom 2015 Portfolio	(2,025)	21,250	29,001	48,226	—	(5,401)	2	(148)	(5,547)	42,679	413,499	456,178	—	(345)	(345)
Fidelity VIP Freedom 2020 Portfolio	(3,254)	36,480	32,767	65,993	225	(98,076)	(2,947)	(4,604)	(105,402)	(39,409)	652,545	613,136	523	(7,546)	(7,023)
Fidelity VIP Freedom 2025 Portfolio	(10,707)	94,209	195,848	279,350	—	(8,977)	58,141	(22,699)	26,465	305,815	1,968,578	2,274,393	3,671	(1,962)	1,709
Fidelity VIP Freedom 2030 Portfolio	(1,123)	29,817	4,282	32,976	102,301	(213,549)	68,385	(117)	(42,980)	(10,004)	363,118	353,114	9,225	(12,665)	(3,440)
Fidelity VIP Growth Portfolio	(57,812)	638,056	973,040	1,553,284	126,175	(412,353)	15,652	(9,287)	(279,813)	1,273,471	3,900,028	5,173,499	14,397	(21,752)	(7,355)
Fidelity VIP High Income Portfolio	220,265	107,154	(29,247)	298,172	71,089	(259,446)	(134,905)	(2,852)	(326,114)	(27,942)	6,807,289	6,779,347	1,524,918	(1,530,144)	(5,226)
Fidelity VIP Index 500 Portfolio	34,105	1,888,492	2,525,676	4,448,273	1,384,320	(2,541,027)	51,975	(89,908)	(1,194,640)	3,253,633	29,166,157	32,419,790	194,421	(244,399)	(49,978)
Fidelity VIP International Index Portfolio	457	30	7,744	8,231	40,507	(9)	7,225	(149)	47,574	55,805	1,512	57,317	4,877	(68)	4,809
Fidelity VIP Investment Grade Bond Portfolio	87,293	143,099	835,622	1,066,014	563,107	(1,213,665)	152,960	(134,342)	(631,940)	434,074	15,004,695	15,438,769	124,056	(170,617)	(46,561)
Fidelity VIP Mid Cap Portfolio	(75,507)	(183,684)	1,407,152	1,147,961	42,278	(766,956)	(419,480)	(11,954)	(1,156,112)	(8,151)	8,715,713	8,707,562	17,836	(66,542)	(48,706)
Fidelity VIP Overseas Portfolio	(29,739)	88,168	256,405	314,834	12,292	(366,709)	(11,720)	(5,033)	(371,170)	(56,336)	2,672,887	2,616,551	6,456	(36,279)	(29,823)
Fidelity VIP Target Volatility Portfolio	(1,073)	13,361	21,601	33,889	11,250	(15,444)	(10,079)	(6,073)	(20,346)	13,543	485,798	499,341	944	(2,489)	(1,545)
Fidelity VIP Total Market Index Portfolio	414	662	18,445	19,521	61,014	(974)	2,793	(143)	62,690	82,211	—	82,211	6,674	(241)	6,433
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(17,303)	31,801	40,610	55,108	39,935	(142,960)	(48,193)	(1,125)	(152,343)	(97,235)	1,538,817	1,441,582	4,787	(14,070)	(9,283)
Franklin Growth and Income VIP Fund	37,726	406,236	(387,697)	56,265	—	(207,102)	2	(408)	(207,508)	(151,243)	1,750,813	1,599,570	—	(7,107)	(7,107)
Franklin Income VIP Fund	124,759	10,368	(179,439)	(44,312)	100,139	(537,747)	28,967	(660)	(409,301)	(453,613)	3,052,861	2,599,248	1,939	(17,399)	(15,460)
JP Morgan IT Mid Cap Value	325	39,836	(56,330)	(16,169)	—	(36,382)	(29,192)	(184)	(65,758)	(81,927)	629,905	547,978	—	(2,389)	(2,389)
Morgan Stanley VIF Emerging Markets Debt Portfolio	3,107	(1,861)	2,215	3,461	—	(5,543)	(1,403)	(48)	(6,994)	(3,533)	107,164	103,631	3	(251)	(248)
Morgan Stanley VIF U.S. Real Estate Portfolio	6,168	68,659	(196,291)	(121,464)	4,886	(72,350)	(44,599)	(170)	(112,233)	(233,697)	714,045	480,348	224	(3,418)	(3,194)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(585)	91,230	91	90,736	13,500	(77,157)	51,373	(12,025)	(24,309)	66,427	2,148,433	2,214,860	7,124	(8,904)	(1,780)
Columbia VP – Small Cap Value Fund	(16,377)	(69,033)	201,592	116,182	22,061	(152,872)	9,345	(7,257)	(128,723)	(12,541)	1,750,675	1,738,134	8,492	(13,771)	(5,279)
Franklin Growth and Income VIP Fund	104,226	826,905	(785,506)	145,625	85,534	(534,417)	(231,672)	(4,682)	(685,237)	(539,612)	4,983,199	4,443,587	10,756	(41,625)	(30,869)

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund	$547,666	$(402,850)	$(472,137)	$(327,321)	$366,114	$(1,028,050)	$(963,914)	$(3,826)	$(1,629,676)	$(1,956,997)	$14,512,889	$12,555,892	39,985	(153,810)	(113,825)
Franklin Large Cap Growth VIP Fund	(76,027)	706,865	1,361,400	1,992,238	85,235	(705,480)	(185,998)	(6,053)	(812,296)	1,179,942	5,003,118	6,183,060	13,461	(35,693)	(22,232)
Franklin Mutual Shares VIP Fund	123,452	(44,148)	(608,286)	(528,982)	268,297	(861,572)	682,592	(56,821)	32,496	(496,486)	9,919,349	9,422,863	91,743	(76,889)	14,854
Franklin Small Cap Value VIP Fund	323	(59,909)	80,506	20,920	19,200	(84,175)	17,787	(1,316)	(48,504)	(27,584)	1,103,585	1,076,001	7,713	(11,143)	(3,430)
Invesco V.I. American Franchise Fund	(5,347)	55,427	82,639	132,719	—	(21,348)	(6,143)	(1,203)	(28,694)	104,025	356,087	460,112	2,030	(2,723)	(693)
Invesco V.I. American Value Fund	(46,619)	(405,444)	371,928	(80,135)	189,445	(593,876)	(124,002)	(26,938)	(555,371)	(635,506)	7,406,337	6,770,831	39,640	(70,904)	(31,264)
Invesco V.I. Comstock Fund	24,162	(73,968)	(19,123)	(68,929)	122,683	(351,202)	113,842	(23,154)	(137,831)	(206,760)	3,721,655	3,514,895	30,911	(35,576)	(4,665)
Invesco V.I. International Growth Fund	12,545	62,550	147,238	222,333	58,132	(243,838)	(65,191)	(13,972)	(264,869)	(42,536)	2,145,714	2,103,178	11,142	(31,448)	(20,306)
Invesco V.I. Mid Cap Growth Fund (c)	(1,429)	(16,154)	1,398	(16,185)	959	(2,309)	(287,677)	(135)	(289,162)	(305,347)	305,347	—	581	(20,673)	(20,092)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	(5,364)	21,705	185,249	201,590	22,052	(5,793)	459,008	(616)	474,651	676,241	—	676,241	51,120	(5,489)	45,631
Templeton Foreign VIP Fund	73,832	(241,655)	62,726	(105,097)	91,515	(497,003)	243,496	(24,242)	(186,234)	(291,331)	4,336,308	4,044,977	44,858	(55,711)	(10,853)
Templeton Global Bond VIP Fund	32,087	(46,315)	(19,527)	(33,755)	10,396	(139,001)	(89,703)	(130)	(218,438)	(252,193)	585,237	333,044	14,081	(38,203)	(24,122)
Templeton Growth VIP Fund	16,315	(81,933)	83,194	17,576	13,688	(187,886)	(7,303)	(1,687)	(183,188)	(165,612)	1,233,778	1,068,166	3,138	(18,767)	(15,629)
Morgan Stanley VIF Emerging Markets Debt Portfolio	28,024	(10,495)	18,402	35,931	14,521	(56,080)	(76,119)	(1,488)	(119,166)	(83,235)	953,060	869,825	4,297	(12,214)	(7,917)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(3,509)	21,128	166,244	183,863	27,807	(216,121)	(280,462)	(3,410)	(472,186)	(288,323)	2,322,799	2,034,476	11,864	(39,852)	(27,988)
Morgan Stanley VIF U.S. Real Estate Portfolio	22,899	7,047	(462,864)	(432,918)	30,228	(184,359)	199,110	(8,282)	36,697	(396,221)	2,526,383	2,130,162	29,665	(23,082)	6,583
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(49,752)	386,712	889,298	1,226,258	115,020	(263,919)	(77,690)	(13,451)	(240,040)	986,218	3,163,979	4,150,197	14,463	(22,552)	(8,089)
BlackRock Global Allocation V.I. Fund	(1,289)	26,440	66,332	91,483	440	(23,275)	(56,252)	(2,343)	(81,430)	10,053	612,543	622,596	159	(7,048)	(6,889)
BlackRock High Yield V.I. Fund	7,455	(44)	4,693	12,104	2,000	(1,775)	8,023	(238)	8,010	20,114	210,299	230,413	864	(187)	677
BlackRock Total Return V.I. Fund	1,078	18,697	2,666	22,441	40,507	(9,620)	20,599	(2,694)	48,792	71,233	302,665	373,898	6,588	(2,094)	4,494
TOPS® Managed Risk Moderate Growth ETF Portfolio	6,812	10,477	29,262	46,551	20,250	(41,988)	9,057	(8,940)	(21,621)	24,930	1,152,672	1,177,602	2,301	(4,262)	(1,961)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	7,570	14,859	39,701	62,130	247,169	(822)	194,598	(6,839)	434,106	496,236	679,671	1,175,907	47,974	(8,906)	39,068
American Funds I.S. Capital Income Builder Fund	34,595	(9,589)	(14,674)	10,332	323,191	(65,226)	(368,432)	(5,774)	(116,241)	(105,909)	3,031,500	2,925,591	125,805	(141,963)	(16,158)
American Funds I.S. Global Growth Fund	(28,975)	129,465	558,731	659,221	84,955	(99,652)	(15,726)	(6,616)	(37,039)	622,182	2,254,646	2,876,828	14,076	(14,953)	(877)
American Funds I.S. Growth Fund	(38,088)	140,180	1,217,894	1,319,986	122,382	(72,387)	66,051	(2,654)	113,392	1,433,378	2,567,272	4,000,650	13,209	(7,797)	5,412
American Funds I.S. Growth-Income Fund	(7,466)	98,749	327,643	418,926	215,325	(75,152)	288,371	(9,050)	419,494	838,420	3,012,856	3,851,276	34,710	(10,441)	24,269
American Funds I.S. New World Fund	(12,216)	40,693	163,284	191,761	54,809	(90,166)	(26,647)	(5,199)	(67,203)	124,558	936,964	1,061,522	5,384	(10,472)	(5,088)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(816)	30,596	36,874	66,654	5,898	(74,506)	(94)	(67)	(68,769)	(2,115)	431,386	429,271	13	(1,953)	(1,940)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(6,677)	114,093	156,844	264,260	24,690	(181,149)	(42,302)	(1,209)	(199,970)	64,290	1,677,653	1,741,943	6,204	(13,943)	(7,739)
Advisor Class:
PIMCO VIT All Asset Portfolio	46,939	(5,193)	37,384	79,130	22,652	(49,049)	(216,446)	(1,127)	(243,970)	(164,840)	1,532,503	1,367,663	5,157	(22,694)	(17,537)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,918	(13)	(233)	1,672	—	(432)	7,500	(3)	7,065	8,737	40,212	48,949	654	(39)	615
PIMCO VIT CommodityRealReturn® Strategy Portfolio	54,530	(187,061)	137,231	4,700	8,662	(116,883)	67,116	(6,942)	(48,047)	(43,347)	1,280,144	1,236,797	39,142	(48,841)	(9,699)
PIMCO VIT Long-Term U.S. Government Portfolio	649	6,564	22,846	30,059	2,383	(3,395)	46,428	(500)	44,916	74,975	200,349	275,324	4,904	(1,572)	3,332
PIMCO VIT Low Duration Portfolio	(9,278)	(5,536)	45,161	30,347	83,767	(222,669)	448,161	(7,468)	301,791	332,138	2,124,791	2,456,929	49,765	(22,425)	27,340
PIMCO VIT Real Return Portfolio	(1,009)	804	89,298	89,093	12,384	(91,212)	20,228	(1,183)	(59,783)	29,310	905,848	935,158	3,019	(7,622)	(4,603)
PIMCO VIT Total Return Portfolio	106,310	280,687	904,821	1,291,818	1,074,713	(2,234,124)	425,425	(143,151)	(877,137)	414,681	19,493,650	19,908,331	178,634	(239,257)	(60,623)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	3,760	(5,731)	3,506	1,535	304	(21,741)	4,028	(912)	(18,321)	(16,786)	167,848	151,062	2,321	(5,200)	(2,879)
Guggenheim VT Multi-Hedge Strategies Fund	(586)	6,610	13,151	19,175	—	(47,081)	(2,701)	(936)	(50,718)	(31,543)	344,763	313,220	1,360	(7,037)	(5,677)
Guggenheim VT Long Short Equity Fund	(391)	(919)	2,887	1,577	—	(14,036)	2	(75)	(14,109)	(12,532)	71,584	59,052	3	(1,401)	(1,398)
ETF Shares:
iShares® Core S&P 500 ETF	(129,650)	2,312,607	361,801	2,544,758	97,150	(3,038,740)	(764,782)	—	(3,706,372)	(1,161,614)	18,622,009	17,460,395	15,069	(71,217)	(56,148)
iShares® Core S&P Mid-Cap ETF	(49,053)	541,364	191,787	684,098	65,110	(864,866)	48,550	—	(751,206)	(67,108)	5,399,322	5,332,214	17,927	(28,836)	(10,909)
iShares® Core S&P Small-Cap ETF	(30,108)	279,780	98,512	348,184	23,812	(441,029)	90,632	—	(326,585)	21,599	2,869,836	2,891,435	11,636	(15,241)	(3,605)
iShares® Core U.S. Aggregate Bond ETF	(3,177)	20,431	7,864	25,118	17,713	(29,531)	(9,119)	—	(20,937)	4,181	581,938	586,119	4,219	(5,066)	(847)
iShares® iBoxx $ High Yield Corporate Bond ETF	1,708	(304)	(1,184)	220	350	(14,799)	10,683	—	(3,766)	(3,546)	74,277	70,731	360	(512)	(152)
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	648	5,701	35,512	41,861	6,370	(48,166)	61,994	—	20,198	62,059	715,838	777,897	4,465	(3,968)	497
iShares® International Treasury Bond ETF	(56,076)	4,249	218,501	166,674	26,626	(397,491)	114,049	—	(256,816)	(90,142)	2,325,634	2,235,492	12,711	(24,287)	(11,576)
iShares® S&P 500 Growth ETF	(35,969)	374,436	289,192	627,659	39,319	(248,166)	(313,962)	—	(522,809)	104,850	2,339,275	2,444,125	1,394	(8,327)	(6,933)
iShares® S&P 500 Value ETF	663	20,517	(17,939)	3,241	17,386	(21,350)	792	—	(3,172)	69	519,767	519,836	1,475	(1,355)	120

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares® TIPS Bond ETF	$(1,774)	$8,875	$1,635	$8,736	$9,329	$(1,818)	$(65,334)	$—	$(57,823)	$(49,087)	$126,676	$77,589	816	(3,231)	(2,415)
Vanguard® Developed Markets Index Fund, ETF Shares	(6,039)	58,962	150,212	203,135	12,347	(399,247)	119,422	—	(267,478)	(64,343)	2,603,076	2,538,733	9,230	(15,475)	(6,245)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(8,012)	87,526	33,764	113,278	20,138	(99,280)	(65,372)	—	(144,514)	(31,236)	1,048,545	1,017,309	885	(3,509)	(2,624)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(649)	10,749	17,105	27,205	15,038	(27,702)	10,212	—	(2,452)	24,753	222,074	246,827	1,702	(1,827)	(125)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	473	1,973	1,868	4,314	—	(5,818)	8,423	—	2,605	6,919	61,061	67,980	270	(176)	94
Vanguard® Large-Cap Index Fund, ETF Shares	(6,263)	59,435	67,113	120,285	54,365	(79,485)	(7,857)	—	(32,977)	87,308	727,554	814,862	1,729	(2,406)	(677)
Vanguard® Mega Cap Index Fund, ETF Shares	(984)	9,993	15,175	24,184	—	(8,464)	1,255	—	(7,209)	16,975	140,194	157,169	171	(286)	(115)
Vanguard® Real Estate Index Fund, ETF Shares	3,583	1,297	(17,756)	(12,876)	3,720	(11,678)	37,791	—	29,833	16,957	243,968	260,925	1,180	(399)	781
Vanguard® Short-Term Bond Index Fund, ETF Shares	(87)	42	376	331	—	(1,270)	8,960	—	7,690	8,021	14,575	22,596	411	(77)	334
Vanguard® Total Bond Market Index Fund, ETF Shares	(55,789)	685,840	172,666	802,717	110,460	(2,906,726)	802,370	—	(1,993,896)	(1,191,179)	17,584,054	16,392,875	94,440	(171,321)	(76,881)

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$13,432	$481,724	$538,594	$1,033,750	$138,189	$(648,419)	$(148,398)	$(8,982)	$(667,610)	$366,140	$5,262,279	$5,628,419	4,839	38,377	(33,538)
Touchstone VST Bond Fund (b)	12,201	5,407	26,762	44,370	40,735	(162,268)	2,212,784	(6,564)	2,084,687	2,129,057	—	2,129,057	234,133	24,913	209,220
Touchstone VST Common Stock Fund (b)	(21,821)	203,978	1,166,216	1,348,373	20,309	(1,041,391)	19,474,212	(12,453)	18,440,677	19,789,050	—	19,789,050	1,971,207	137,493	1,833,714
Touchstone VST Conservative ETF Fund	59,849	(17,103)	737,935	780,681	155,043	(1,283,976)	(60,291)	(10,252)	(1,199,476)	(418,795)	6,038,228	5,619,433	5,109	79,505	(74,396)
Touchstone VST Moderate ETF Fund	42,498	140,526	963,493	1,146,517	51,437	(1,664,471)	(3,124)	(12,109)	(1,628,267)	(481,750)	7,336,499	6,854,749	11,813	110,967	(99,154)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	7,047	110,021	269,782	386,850	—	(79,948)	(2)	(441)	(80,391)	306,459	1,716,085	2,022,544	6	3,030	(3,024)
Fidelity VIP Overseas Portfolio	3,650	62,868	202,304	268,822	—	(122,176)	(4,364)	(364)	(126,904)	141,918	1,080,829	1,222,747	10	6,591	(6,581)
Fidelity VIP Equity-Income Portfolio	46,606	562,441	1,070,784	1,679,831	146,328	(676,232)	(119,742)	(1,331)	(650,977)	1,028,854	6,781,160	7,810,014	1,418	9,780	(8,362)
Fidelity VIP Growth Portfolio	(53,852)	635,105	779,023	1,360,276	—	(399,154)	(112,708)	(1,162)	(513,024)	847,252	4,380,038	5,227,290	384	3,554	(3,170)
Fidelity VIP High Income Portfolio	65,591	349	129,837	195,777	3,514	(98,662)	248,388	(322)	152,918	348,695	1,394,105	1,742,800	25,766	20,613	5,153
Fidelity VIP Asset Manager Portfolio	10,792	111,437	291,287	413,516	3,890	(256,276)	(57,886)	(838)	(311,110)	102,406	2,674,359	2,776,765	72	5,724	(5,652)
Fidelity VIP Contrafund® Portfolio	(118,790)	2,238,968	1,228,908	3,349,086	169,068	(1,645,492)	(28,538)	(2,601)	(1,507,563)	1,841,523	11,709,315	13,550,838	1,367	24,756	(23,389)
Fidelity VIP Index 500 Portfolio	25,056	357,301	762,756	1,145,113	—	(469,823)	(20)	(907)	(470,750)	674,363	4,015,285	4,689,648	2	13,392	(13,390)
Fidelity VIP Investment Grade Bond Portfolio	18,506	2,838	94,004	115,348	—	(105,546)	(57,180)	(605)	(163,331)	(47,983)	1,474,164	1,426,181	704	10,444	(9,740)
Fidelity VIP Government Money Market	34,918	—	—	34,918	16,004	(1,385,480)	(5,828,238)	(3,831)	(7,201,545)	(7,166,627)	10,536,000	3,369,373	1,375,796	2,115,550	(739,754)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,114)	65,919	31,912	93,717	—	(84,646)	(1)	(111)	(84,758)	8,959	314,242	323,201	—	3,503	(3,503)
Fidelity VIP Mid Cap Portfolio	(16,452)	367,353	207,075	557,976	—	(322,964)	454	(382)	(322,892)	235,084	2,656,970	2,892,054	230	5,095	(4,865)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	2,522	24,216	119,471	146,209	127,397	(152,915)	133,536	(3,223)	104,795	251,004	852,116	1,103,120	13,228	5,745	7,483
Fidelity VIP Balanced Portfolio	18,740	539,231	1,279,052	1,837,023	921,377	(1,442,976)	1,295,324	(8,054)	765,671	2,602,694	7,956,995	10,559,689	143,040	88,083	54,957
Fidelity VIP Bond Index Portfolio (b)	1,050	245	(1,749)	(454)	51,272	—	34,272	(162)	85,382	84,928	—	84,928	8,385	16	8,369
Fidelity VIP Contrafund® Portfolio	(217,837)	2,540,839	2,070,548	4,393,550	314,877	(2,481,950)	(143,896)	(53,059)	(2,364,028)	2,029,522	15,616,017	17,645,539	22,981	121,909	(98,928)
Fidelity VIP Disciplined Small Cap Portfolio	(8,459)	91,301	186,289	269,131	117,781	(122,180)	57,009	(4,783)	47,827	316,958	1,229,446	1,546,404	13,580	11,189	2,391
Fidelity VIP Equity-Income Portfolio	13,672	209,439	468,016	691,127	309,494	(569,561)	183,527	(4,734)	(81,274)	609,853	2,746,396	3,356,249	35,930	34,519	1,411
Fidelity VIP Extended Market Index Portfolio (b)	127	354	2,622	3,103	33,472	—	—	—	33,472	36,575	—	36,575	3,467	—	3,467
Fidelity VIP Freedom 2010 Portfolio	1,378	27,617	27,011	56,006	—	(106,051)	(94)	(936)	(107,081)	(51,075)	447,762	396,687	2	7,521	(7,519)
Fidelity VIP Freedom 2015 Portfolio	704	32,386	29,412	62,502	2,000	(47,771)	(9,531)	(218)	(55,520)	6,982	406,517	413,499	139	3,911	(3,772)
Fidelity VIP Freedom 2020 Portfolio	1,574	42,112	60,875	104,561	75	(37,712)	55	(4,464)	(42,046)	62,515	590,030	652,545	15	2,864	(2,849)
Fidelity VIP Freedom 2025 Portfolio	5,613	56,378	255,525	317,516	129,512	—	17,996	(21,415)	126,093	443,609	1,524,969	1,968,578	9,685	1,400	8,285
Fidelity VIP Freedom 2030 Portfolio	(878)	72,657	20,929	92,708	—	(273,214)	77	(101)	(273,238)	(180,530)	543,648	363,118	1,123	19,616	(18,493)
Fidelity VIP Growth Portfolio	(46,836)	301,944	692,311	947,419	217,604	(264,344)	99,734	(8,261)	44,733	992,152	2,907,876	3,900,028	20,612	17,240	3,372
Fidelity VIP High Income Portfolio	266,766	96,722	(33,801)	329,687	166,523	(316,133)	5,844,716	(3,058)	5,692,048	6,021,735	785,554	6,807,289	903,597	616,314	287,283
Fidelity VIP Index 500 Portfolio	75,813	1,626,483	5,073,245	6,775,541	1,347,905	(3,038,903)	1,029,979	(86,549)	(747,568)	6,027,973	23,138,184	29,166,157	163,249	185,079	(21,830)
Fidelity VIP International Index Portfolio (b)	29	3	28	60	—	—	1,452	—	1,452	1,512	—	1,512	142	—	142
Fidelity VIP Investment Grade Bond Portfolio	161,053	22,450	904,085	1,087,588	988,556	(1,145,472)	223,911	(126,384)	(59,389)	1,028,199	13,976,496	15,004,695	112,432	118,505	(6,073)
Fidelity VIP Mid Cap Portfolio	(55,513)	658,579	765,703	1,368,769	119,759	(764,202)	1,895,166	(12,161)	1,238,562	2,607,331	6,108,382	8,715,713	79,822	40,777	39,045
Fidelity VIP Overseas Portfolio	(8,099)	396,735	399,899	788,535	20,567	(460,296)	(1,652,157)	(6,578)	(2,098,464)	(1,309,929)	3,982,816	2,672,887	8,928	163,681	(154,753)
Fidelity VIP Target Volatility Portfolio	(701)	11,980	59,831	71,110	8,145	(9,427)	(683)	(5,937)	(7,902)	63,208	422,590	485,798	802	1,413	(611)
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(18,946)	39,277	324,583	344,914	115,642	(82,714)	49,332	(1,362)	80,898	425,812	1,113,005	1,538,817	12,353	7,479	4,874
Franklin Growth and Income VIP Fund	19,569	159,836	188,599	368,004	—	(197,144)	349	(440)	(197,235)	170,769	1,580,044	1,750,813	360	7,320	(6,960)
Franklin Income VIP Fund	137,122	107,202	204,103	448,427	36,610	(606,687)	614	(683)	(570,146)	(121,719)	3,174,580	3,052,861	305	20,906	(20,601)
JP Morgan IT Mid Cap Value	1,923	89,008	51,354	142,285	—	(123,460)	(3)	(271)	(123,734)	18,551	611,354	629,905	—	4,257	(4,257)
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,459	(3,218)	12,686	13,927	2,605	(27,335)	(716)	(50)	(25,496)	(11,569)	118,733	107,164	4	792	(788)
Morgan Stanley VIF U.S. Real Estate Portfolio	3,134	59,252	52,569	114,955	4,254	(81,498)	(4,737)	(198)	(82,179)	32,776	681,269	714,045	444	2,551	(2,107)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	16,447	91,391	187,362	295,200	110,389	(43,730)	17,444	(11,826)	72,277	367,477	1,780,956	2,148,433	10,493	4,498	5,995
Columbia VP – Small Cap Value Fund	(20,295)	95,623	212,051	287,379	98,245	(101,248)	(18,660)	(7,481)	(29,144)	258,235	1,492,440	1,750,675	14,895	15,520	(625)
Franklin Growth and Income VIP Fund	39,887	386,018	607,438	1,033,343	9,512	(675,255)	29,866	(5,145)	(641,022)	392,321	4,590,878	4,983,199	13,480	42,237	(28,757)
Franklin Income VIP Fund	558,813	216,927	1,101,237	1,876,977	480,832	(1,706,975)	541,829	(4,203)	(688,517)	1,188,460	13,324,429	14,512,889	60,696	102,200	(41,504)
Franklin Large Cap Growth VIP Fund	(68,632)	674,156	735,649	1,341,173	100,510	(552,699)	(108,685)	(6,634)	(567,508)	773,665	4,229,453	5,003,118	5,555	26,663	(21,108)
Franklin Mutual Shares VIP Fund	34,651	978,794	784,056	1,797,501	442,353	(1,050,055)	51,602	(57,624)	(613,724)	1,183,777	8,735,572	9,919,349	45,921	78,970	(33,049)
Franklin Small Cap Value VIP Fund	(4,224)	112,894	112,871	221,541	129,801	(167,574)	17,067	(1,261)	(21,967)	199,574	904,011	1,103,585	9,565	10,686	(1,121)
Invesco V.I. American Franchise Fund	(3,895)	49,743	35,680	81,528	32,770	(14,730)	19,681	(781)	36,940	118,468	237,619	356,087	3,250	1,638	1,612

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	$(66,436)	$398,380	$1,039,346	$1,371,290	$917,798	$(583,955)	$(28,450)	$(26,476)	$278,917	$1,650,207	$5,756,130	$7,406,337	59,663	42,401	17,262
Invesco V.I. Comstock Fund	9,948	435,317	260,690	705,955	261,718	(251,607)	34,853	(23,384)	21,580	727,535	2,994,120	3,721,655	23,707	21,387	2,320
Invesco V.I. International Growth Fund	(1,987)	141,388	297,474	436,875	161,487	(97,727)	51,295	(13,415)	101,640	538,515	1,607,199	2,145,714	25,934	17,269	8,665
Invesco V.I. Mid Cap Growth Fund	(3,741)	39,584	22,100	57,943	15,654	(828)	87,560	(563)	101,823	159,766	145,581	305,347	10,125	2,669	7,456
Templeton Foreign VIP Fund	9,556	(55,388)	479,921	434,089	350,622	(331,667)	126,049	(23,645)	121,359	555,448	3,780,860	4,336,308	55,027	37,775	17,252
Templeton Global Bond VIP Fund	24,839	(12,541)	(6,895)	5,403	—	(33,521)	14,432	(175)	(19,264)	(13,861)	599,098	585,237	15,743	17,252	(1,509)
Templeton Growth VIP Fund	16,386	230,803	(92,789)	154,400	14,786	(146,160)	13,146	(2,117)	(120,345)	34,055	1,199,723	1,233,778	4,849	11,833	(6,984)
Morgan Stanley VIF Emerging Markets Debt Portfolio	36,758	(9,699)	80,016	107,075	101,520	(113,112)	16,140	(1,832)	2,716	109,791	843,269	953,060	7,304	6,104	1,200
Morgan Stanley VIF Emerging Markets Equity Portfolio	(9,712)	167,337	201,278	358,903	133,291	(304,343)	80,458	(3,955)	(94,549)	264,354	2,058,445	2,322,799	18,404	17,426	978
Morgan Stanley VIF U.S. Real Estate Portfolio	4,238	164,455	207,516	376,209	157,894	(260,429)	43,166	(8,496)	(67,865)	308,344	2,218,039	2,526,383	21,263	21,250	13
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(40,875)	472,481	286,750	718,356	289,196	(352,801)	150,025	(11,129)	75,291	793,647	2,370,332	3,163,979	25,003	21,257	3,746
BlackRock Global Allocation V.I. Fund	(1,677)	19,766	72,658	90,747	10,874	(69,268)	(10,304)	(2,313)	(71,011)	19,736	592,807	612,543	2,775	8,555	(5,780)
BlackRock High Yield V.I. Fund	6,175	(24)	12,522	18,673	3,900	(2,176)	67,563	(224)	69,063	87,736	122,563	210,299	6,238	320	5,918
BlackRock Total Return V.I. Fund	2,420	993	11,954	15,367	49,473	(5,514)	81,878	(1,928)	123,909	139,276	163,389	302,665	13,153	1,055	12,098
TOPS® Managed Risk Moderate Growth ETF Portfolio	6,483	53,319	88,995	148,797	40,721	(75,838)	2,281	(8,602)	(41,438)	107,359	1,045,313	1,152,672	4,113	7,733	(3,620)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	6,549	(1,114)	33,974	39,409	75	(3,836)	152,777	(5,476)	143,540	182,949	496,722	679,671	16,818	2,875	13,943
American Funds I.S. Capital Income Builder Fund	30,954	5,969	288,047	324,970	182,209	(33,498)	1,024,410	(4,084)	1,169,037	1,494,007	1,537,493	3,031,500	116,482	5,120	111,362
American Funds I.S. Global Growth Fund	(6,642)	121,270	422,807	537,435	199,256	(120,943)	91,965	(5,227)	165,051	702,486	1,552,160	2,254,646	24,629	13,269	11,360
American Funds I.S. Growth Fund	(17,593)	223,893	305,865	512,165	333,196	(54,051)	202,254	(2,178)	479,221	991,386	1,575,886	2,567,272	32,489	5,282	27,207
American Funds I.S. Growth-Income Fund	564	295,774	289,581	585,919	241,486	(202,392)	(25,995)	(7,429)	5,670	591,589	2,421,267	3,012,856	21,192	20,670	522
American Funds I.S. New World Fund	(4,626)	41,847	147,771	184,992	118,689	(32,267)	17,544	(4,568)	99,398	284,390	652,574	936,964	15,006	6,391	8,615
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,151)	34,111	54,311	87,271	—	(28,976)	(11,824)	(82)	(40,882)	46,389	384,997	431,386	13	1,292	(1,279)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(8,645)	131,486	180,863	303,704	6,202	(47,212)	120,194	(1,170)	78,014	381,718	1,295,935	1,677,653	14,573	8,910	5,663
Advisor Class:
PIMCO VIT All Asset Portfolio	20,376	(9,244)	137,252	148,384	18,000	(146,530)	(38,599)	(1,278)	(168,407)	(20,023)	1,552,526	1,532,503	5,445	18,085	(12,640)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	80	134	856	1,070	—	—	21,370	(3)	21,367	22,437	17,775	40,212	1,957	—	1,957
PIMCO VIT CommodityRealReturn® Strategy Portfolio	36,772	(237,080)	317,729	117,421	36,044	(181,031)	51,923	(7,027)	(100,091)	17,330	1,262,814	1,280,144	34,132	60,754	(26,622)
PIMCO VIT Long-Term U.S. Government Portfolio	1,307	2,567	18,774	22,648	315	(4,910)	(2,026)	(512)	(7,133)	15,515	184,834	200,349	1,552	2,113	(561)
PIMCO VIT Low Duration Portfolio	23,407	(3,601)	26,239	46,045	111,661	(55,771)	222,164	(6,788)	271,266	317,311	1,807,480	2,124,791	30,950	6,424	24,526
PIMCO VIT Real Return Portfolio	837	(58,400)	139,424	81,861	4,831	(464,701)	3,390	(1,187)	(457,667)	(375,806)	1,281,654	905,848	5,103	42,962	(37,859)
PIMCO VIT Total Return Portfolio	280,633	(128,415)	1,131,174	1,283,392	1,107,365	(2,685,549)	324,082	(136,015)	(1,390,117)	(106,725)	19,600,375	19,493,650	119,844	220,216	(100,372)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(1,340)	(14,765)	32,488	16,383	2,852	(84,499)	3,210	(1,364)	(79,801)	(63,418)	231,266	167,848	2,264	14,911	(12,647)
Guggenheim VT Multi-Hedge Strategies Fund	3,020	4,720	5,411	13,151	—	(58,266)	5,755	(1,103)	(53,614)	(40,463)	385,226	344,763	880	7,095	(6,215)
Guggenheim VT Long Short Equity Fund	(674)	(1,364)	4,876	2,838	—	(11,899)	2	(102)	(11,999)	(9,161)	80,745	71,584	38	1,271	(1,233)
ETF Shares:
iShares® Core S&P 500 ETF	(62,898)	2,752,485	2,111,580	4,801,167	127,776	(4,438,855)	(723,137)	—	(5,034,216)	(233,049)	18,855,058	18,622,009	8,249	96,741	(88,492)
iShares® Core S&P Mid-Cap ETF	(48,109)	562,468	644,681	1,159,040	36,654	(1,209,981)	73,018	—	(1,100,309)	58,731	5,340,591	5,399,322	5,330	27,044	(21,714)
iShares® Core S&P Small-Cap ETF	(31,368)	271,765	288,672	529,069	19,849	(644,696)	163,875	—	(460,972)	68,097	2,801,739	2,869,836	4,277	12,828	(8,551)
iShares® Core U.S. Aggregate Bond ETF	183	19,904	15,078	35,165	16,374	(106,054)	16,359	—	(73,321)	(38,156)	620,094	581,938	2,284	5,157	(2,873)
iShares® iBoxx $ High Yield Corporate Bond ETF	2,917	4,902	4,717	12,536	325	(65,784)	2,818	—	(62,641)	(50,105)	124,382	74,277	109	2,106	(1,997)
iShares® Intermediate-Term Corporate Bond ETF	5,555	6,255	62,519	74,329	12,512	(23,049)	(993)	—	(11,530)	62,799	653,039	715,838	1,552	1,990	(438)
iShares® International Treasury Bond ETF	(58,213)	(11,455)	104,171	34,503	16,569	(547,886)	187,057	—	(344,260)	(309,757)	2,635,391	2,325,634	10,236	25,399	(15,163)
iShares® S&P 500 Growth ETF	(18,715)	255,784	327,518	564,587	15,835	(327,950)	(70,510)	—	(382,625)	181,962	2,157,313	2,339,275	1,188	7,300	(6,112)
iShares® S&P 500 Value ETF	(882)	26,817	95,831	121,766	6,476	(53,287)	(2,914)	—	(49,725)	72,041	447,726	519,767	520	1,492	(972)
iShares® TIPS Bond ETF	(955)	395	6,868	6,308	10,461	(2,711)	4,600	—	12,350	18,658	108,018	126,676	731	167	564
Vanguard® Developed Markets Index Fund, ETF Shares	15,601	106,747	358,799	481,147	17,503	(575,583)	29,149	—	(528,931)	(47,784)	2,650,860	2,603,076	3,357	18,919	(15,562)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(8,848)	102,401	155,265	248,818	18,358	(176,638)	(37,435)	—	(195,715)	53,103	995,442	1,048,545	532	4,293	(3,761)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	1,770	7,959	29,962	39,691	947	(80,739)	1,998	—	(77,794)	(38,103)	260,177	222,074	610	3,720	(3,110)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	965	1,352	4,558	6,875	—	(8,391)	(5)	—	(8,396)	(1,521)	62,582	61,061	—	279	(279)

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Large-Cap Index Fund, ETF Shares	$(4,464)	$29,364	$139,806	$164,706	$8,668	$(37,858)	$(14,231)	$—	$(43,421)	$121,285	$606,269	$727,554	345	1,108	(763)
Vanguard® Mega Cap Index Fund, ETF Shares	(635)	14,118	19,627	33,110	1,245	(17,071)	(246)	—	(16,072)	17,038	123,156	140,194	80	356	(276)
Vanguard® Real Estate Index Fund, ETF Shares	2,199	15,315	45,377	62,891	2,561	(60,500)	(12,858)	—	(70,797)	(7,906)	251,874	243,968	152	1,688	(1,536)
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	(26)	485	462	—	(4,520)	533	—	(3,987)	(3,525)	18,100	14,575	24	186	(162)
Vanguard® Total Bond Market Index Fund, ETF Shares	35,552	592,851	528,124	1,156,527	123,551	(4,090,322)	545,757	—	(3,421,014)	(2,264,487)	19,848,541	17,584,054	45,657	180,598	(134,941)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements
December 31, 2020
1. Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (”the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.
Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. Bond Fund	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust (continued)
Non-Affiliated Initial Class:	Non-Affiliated Class 2 (continued):
Fidelity VIP Balanced Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Equity-Income Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Growth Portfolio	Templeton Foreign VIP Fund
Fidelity VIP High Income Portfolio	Templeton Global Bond VIP Fund
Fidelity VIP Asset Manager Portfolio	Templeton Growth VIP Fund
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Investment Grade Bond Portfolio	Investor Class:
Fidelity VIP Government Money Market	Guggenheim VT Global Managed Futures Strategy Fund
Non-Affiliated Service Class:	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Growth Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:	iShares Trust
Fidelity VIP Asset Manager Portfolio	ETF Shares:
Fidelity VIP Balanced Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® 5-10 Year Investment Grade Corporate Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2025 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP High Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP International Index Portfolio	Invesco V.I. American Value Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Overseas Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio	JPMorgan Insurance Trust
Franklin Templeton VIP Trust	Non-Affiliated Class 1:
Non-Affiliated Class 1:	JP Morgan IT Mid Cap Value
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund	Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 2:	Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
Franklin Income VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

Morgan Stanley Variable Insurance Funds, Inc.	Touchstone Variable Series Trust
Non-Affiliated Class 2:	Affiliated Service Class:
Morgan Stanley VIF Emerging Markets Debt Portfolio	Touchstone VST Aggressive ETF Fund
Morgan Stanley VIF Emerging Markets Equity Portfolio	Touchstone VST Bond Fund
Morgan Stanley VIF U.S. Real Estate Portfolio	Touchstone VST Common Stock Fund
Touchstone VST Conservative ETF Fund
Pimco Variable Insurance Trust	Touchstone VST Moderate ETF Fund
Advisor Class:
PIMCO VIT All Asset Portfolio	The Vanguard Index Funds
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	ETF Shares:
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Dividend Appreciation Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio	Vanguard® Emerging Markets Stock Index Fund, ETF Shares
PIMCO VIT Real Return Portfolio	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
PIMCO VIT Total Return Portfolio	Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Northern Lights Variable Trust	Vanguard® Real Estate Index Fund, ETF Shares
Non-Affiliated Class 3:	Vanguard® Short-Term Bond Index Fund, ETF Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio	Vanguard® Total Bond Market Index Fund, ETF Shares

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
1. Organization and Nature of Operations (continued)

During the year ended December 31, 2020, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
9/30/2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF	iShares® Intermediate-Term Corporate Bond ETF

During the year ended December 31, 2019, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
5/1/2019	Columbia VP - Select Mid Cap Value Class 1	Columbia VP - Mid Cap Value Class 1

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 and December 31, 2019 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP Extended Market Index Portfolio

All of the Underlying Funds had activity during the year ended December 31, 2020. All of the Underlying Funds had activity during the year ended December 31, 2019 except for the following Underlying Fund:
Fidelity VIP Total Market Index Portfolio*

* The Underlying Fund commenced operations on July 12, 2019

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)
As a result of restructuring in 2020 or 2019, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
4/30/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco V.I. Mid Cap Growth Fund
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 104 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2020. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•    Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•    Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2020 and the cost of investments held at December 31, 2020, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Aggressive ETF Fund	$285,622	$(368,807)	$4,797,662
Touchstone VST Bond Fund	417,927	(417,095)	2,117,224
Touchstone VST Common Stock Fund	928,878	(3,339,017)	16,503,523
Touchstone VST Conservative ETF Fund	401,721	(955,238)	5,104,640
Touchstone VST Moderate ETF Fund	564,896	(764,087)	7,017,427
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	56,625	(261,637)	1,517,404
Fidelity VIP Overseas Portfolio	10,419	(66,154)	847,313
Fidelity VIP Equity-Income Portfolio	500,012	(589,515)	6,771,600
Fidelity VIP Growth Portfolio	548,180	(446,982)	3,526,398
Fidelity VIP High Income Portfolio	1,245,982	(1,278,425)	1,653,764
Fidelity VIP Asset Manager Portfolio	88,726	(123,360)	2,596,549
Fidelity VIP Contrafund® Portfolio	167,959	(1,689,180)	10,131,370
Fidelity VIP Index 500 Portfolio	109,273	(457,352)	2,119,982
Fidelity VIP Investment Grade Bond Portfolio	31,555	(154,134)	1,278,614
Fidelity VIP Government Money Market	35,191,669	(34,216,148)	4,344,896
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	33,217	(71,984)	212,118
Fidelity VIP Mid Cap Portfolio	14,408	(242,087)	2,609,182
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	100,581	(101,974)	1,091,743
Fidelity VIP Balanced Portfolio	2,501,847	(2,137,010)	10,120,408
Fidelity VIP Bond Index Portfolio	284,135	(18,991)	352,130
Fidelity VIP Contrafund® Portfolio	524,568	(3,474,513)	13,255,289
Fidelity VIP Disciplined Small Cap Portfolio	251,808	(425,896)	1,347,662
Fidelity VIP Equity-Income Portfolio	447,204	(431,979)	2,980,113
Fidelity VIP Extended Market Index Portfolio	15,651	(566)	49,036
Fidelity VIP Freedom 2010 Portfolio	36,388	(37,326)	354,243
Fidelity VIP Freedom 2015 Portfolio	24,888	(11,963)	385,330
Fidelity VIP Freedom 2020 Portfolio	50,806	(122,126)	514,159
Fidelity VIP Freedom 2025 Portfolio	166,044	(63,510)	1,897,589
Fidelity VIP Freedom 2030 Portfolio	185,084	(212,144)	279,649
Fidelity VIP Growth Portfolio	857,620	(789,905)	3,384,104
Fidelity VIP High Income Portfolio	30,005,263	(30,111,111)	6,905,578
Fidelity VIP Index 500 Portfolio	5,045,382	(6,108,554)	22,247,768
Fidelity VIP International Index Portfolio	48,987	(958)	49,543
Fidelity VIP Investment Grade Bond Portfolio	2,139,180	(2,677,979)	14,188,014
Fidelity VIP Mid Cap Portfolio	348,089	(1,579,709)	7,314,080
Fidelity VIP Overseas Portfolio	89,812	(479,723)	1,950,342
Fidelity VIP Target Volatility Portfolio	29,540	(40,017)	430,119
Fidelity VIP Total Market Index Portfolio	66,345	(3,241)	63,767

(a) Name Change. See Note 1.	23
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	$72,646	$(242,295)	$1,056,892
Franklin Growth and Income VIP Fund	374,390	(227,814)	1,581,515
Franklin Income VIP Fund	218,992	(501,356)	2,588,168
JP Morgan IT Mid Cap Value	39,919	(73,153)	447,659
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,561	(8,447)	107,302
Morgan Stanley VIF U.S. Real Estate Portfolio	34,381	(127,415)	472,525
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	203,161	(147,166)	2,002,431
Columbia VP – Small Cap Value Fund	236,075	(316,587)	1,725,401
Franklin Growth and Income VIP Fund	1,316,618	(924,911)	4,659,023
Franklin Income VIP Fund	1,391,226	(2,462,819)	12,779,606
Franklin Large Cap Growth VIP Fund	945,204	(1,297,677)	4,589,219
Franklin Mutual Shares VIP Fund	1,706,328	(1,203,025)	10,383,482
Franklin Small Cap Value VIP Fund	193,080	(182,439)	1,114,104
Invesco V.I. American Franchise Fund	96,318	(100,821)	324,643
Invesco V.I. American Value Fund	685,002	(1,227,864)	7,226,176
Invesco V.I. Comstock Fund	582,959	(609,801)	3,649,723
Invesco V.I. International Growth Fund	215,097	(423,193)	1,801,416
Invesco V.I. Mid Cap Growth Fund (c)	94,227	(298,373)	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	550,583	(81,297)	490,992
Templeton Foreign VIP Fund	521,643	(634,048)	4,177,398
Templeton Global Bond VIP Fund	166,855	(353,205)	374,470
Templeton Growth VIP Fund	68,960	(235,831)	1,139,950
Morgan Stanley VIF Emerging Markets Debt Portfolio	105,999	(197,140)	865,527
Morgan Stanley VIF Emerging Markets Equity Portfolio	203,988	(648,455)	1,794,836
Morgan Stanley VIF U.S. Real Estate Portfolio	429,495	(311,287)	2,401,469
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	754,564	(669,265)	3,582,827
BlackRock Global Allocation V.I. Fund	43,881	(91,787)	539,192
BlackRock High Yield V.I. Fund	20,822	(5,358)	220,315
BlackRock Total Return V.I. Fund	95,819	(27,984)	364,649
TOPS® Managed Risk Moderate Growth ETF Portfolio	59,500	(64,989)	1,109,922
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	560,496	(111,380)	1,121,823
American Funds I.S. Capital Income Builder Fund	1,412,117	(1,493,762)	2,731,453
American Funds I.S. Global Growth Fund	314,795	(312,731)	2,048,988
American Funds I.S. Growth Fund	388,040	(241,081)	2,533,302
American Funds I.S. Growth-Income Fund	733,728	(239,467)	3,361,943
American Funds I.S. New World Fund	72,173	(141,716)	776,550
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	44,406	(74,216)	377,122
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	269,939	(322,271)	1,521,618
Advisor Class:
PIMCO VIT All Asset Portfolio	133,365	(330,396)	1,289,301
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	10,017	(1,035)	48,490
PIMCO VIT CommodityRealReturn® Strategy Portfolio	195,770	(189,286)	1,425,391
PIMCO VIT Long-Term U.S. Government Portfolio	71,926	(24,502)	238,619
PIMCO VIT Low Duration Portfolio	580,705	(288,189)	2,439,244
PIMCO VIT Real Return Portfolio	50,852	(111,641)	855,428

(a) Name Change. See Note 1.	24
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
PIMCO VIT Total Return Portfolio	$3,248,910	$(3,806,546)	$18,900,739
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	21,574	(35,229)	165,393
Guggenheim VT Multi-Hedge Strategies Fund	16,237	(67,540)	278,176
Guggenheim VT Long Short Equity Fund	534	(15,036)	59,550
ETF Shares:
iShares® Core S&P 500 ETF	1,087,421	(4,923,444)	11,628,830
iShares® Core S&P Mid-Cap ETF	794,078	(1,594,336)	3,881,346
iShares® Core S&P Small-Cap ETF	501,066	(857,758)	2,122,982
iShares® Core U.S. Aggregate Bond ETF	123,090	(147,202)	595,910
iShares® iBoxx $ High Yield Corporate Bond ETF	14,449	(16,507)	125,989
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	148,257	(127,412)	735,359
iShares® International Treasury Bond ETF	290,730	(603,622)	1,935,995
iShares® S&P 500 Growth ETF	119,018	(677,796)	1,322,100
iShares® S&P 500 Value ETF	79,127	(81,637)	453,636
iShares® TIPS Bond ETF	20,944	(80,540)	76,876
Vanguard® Developed Markets Index Fund, ETF Shares	319,994	(593,511)	2,326,455
Vanguard® Dividend Appreciation Index Fund, ETF Shares	62,404	(214,929)	737,509
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	49,546	(52,648)	231,301
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	10,182	(6,965)	70,117
Vanguard® Large-Cap Index Fund, ETF Shares	120,770	(160,009)	566,745
Vanguard® Mega Cap Index Fund, ETF Shares	13,542	(21,735)	94,412
Vanguard® Real Estate Index Fund, ETF Shares	55,849	(22,433)	278,300
Vanguard® Short-Term Bond Index Fund, ETF Shares	9,826	(2,224)	25,452
Vanguard® Total Bond Market Index Fund, ETF Shares	2,923,447	(4,946,820)	17,089,052

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and	Annual Administration
		Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A
For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)
For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)
5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented. The financial highlights include historical highlights for funds that may no longer be offered in the current year statements.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	240	$19.98	to	$25.30	$5,979	1.81%	1.00%	to	1.60%	10.05%	to	10.72%
Touchstone VST Bond Fund	208	10.96	to	11.07	2,281	1.77%	1.00%	to	1.67%	7.79%	to	8.53%
Touchstone VST Common Stock Fund	1,580	13.09	to	13.22	20,755	0.60%	1.00%	to	1.67%	21.42%	to	22.25%
Touchstone VST Conservative ETF Fund	286	16.25	to	20.04	5,280	2.52%	1.00%	to	1.60%	8.15%	to	8.81%
Touchstone VST Moderate ETF Fund	350	22.20	to	23.13	6,967	2.22%	1.00%	to	2.05%	8.79%	to	9.96%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	67	25.02	to	40.75	2,153	1.43%	1.35%	to	1.35%	20.74%	to	20.74%
Fidelity VIP Overseas Portfolio	34	13.43	to	17.88	1,330	0.45%	1.15%	to	1.55%	13.82%	to	14.28%
Fidelity VIP Equity-Income Portfolio	88	32.93	to	33.67	7,700	1.82%	1.10%	to	1.35%	5.25%	to	5.52%
Fidelity VIP Growth Portfolio	27	258.15	to	258.15	6,921	0.07%	1.35%	to	1.35%	41.95%	to	41.95%
Fidelity VIP High Income Portfolio	53			31.42	1,680	5.23%			1.35%			1.36%
Fidelity VIP Asset Manager Portfolio	45			68.77	3,064	1.53%			1.35%			13.32%
Fidelity VIP Contrafund® Portfolio	157	64.40	to	65.86	15,609	0.25%	1.10%	to	1.35%	28.80%	to	29.13%
Fidelity VIP Index 500 Portfolio	90	27.19	to	28.20	5,033	1.74%	1.10%	to	1.45%	16.52%	to	16.94%
Fidelity VIP Investment Grade Bond Portfolio	68	15.30	to	16.51	1,402	2.14%	1.00%	to	1.55%	7.70%	to	8.30%
Fidelity VIP Government Money Market	448	9.30	to	9.91	4,345	0.31%	1.00%	to	2.75%	(2.44)%	to	(0.68)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	10	37.57	to	37.57	386	0.06%	1.35%	to	1.35%	41.81%	to	41.81%
Fidelity VIP Mid Cap Portfolio	38	80.30	to	84.32	3,114	0.56%	1.10%	to	1.35%	16.45%	to	16.74%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	64	17.36	to	25.01	1,226	1.32%	1.00%	to	1.60%	12.70%	to	13.39%
Fidelity VIP Balanced Portfolio	513	24.05	to	33.83	12,865	1.29%	1.00%	to	1.60%	20.17%	to	20.91%
Fidelity VIP Bond Index Portfolio	33	10.72	to	10.78	354	2.03%	1.15%	to	1.55%	5.60%	to	6.03%
Fidelity VIP Contrafund® Portfolio	565	46.75	to	52.74	19,355	0.08%	1.00%	to	1.67%	28.06%	to	28.93%
Fidelity VIP Disciplined Small Cap Portfolio	76	20.16	to	21.76	1,602	0.57%	1.00%	to	1.55%	16.29%	to	16.94%
Fidelity VIP Equity-Income Portfolio	170	26.67	to	27.56	3,358	1.63%	1.00%	to	1.67%	4.66%	to	5.38%
Fidelity VIP Extended Market Index Portfolio	5	12.07	to	12.11	59	1.67%	1.35%	to	1.55%	14.39%	to	14.62%
Fidelity VIP Freedom 2010 Portfolio	25	17.02	to	17.63	420	1.07%	1.15%	to	1.60%	10.44%	to	10.95%
Fidelity VIP Freedom 2015 Portfolio	26	17.76	to	18.62	456	1.05%	1.15%	to	1.60%	11.75%	to	12.26%
Fidelity VIP Freedom 2020 Portfolio	35	18.20	to	18.64	613	0.98%	1.15%	to	1.60%	12.89%	to	13.40%
Fidelity VIP Freedom 2025 Portfolio	122	19.47	to	19.88	2,274	1.00%	1.15%	to	1.60%	13.83%	to	14.35%
Fidelity VIP Freedom 2030 Portfolio	18	18.78	to	20.12	353	1.04%	1.15%	to	1.55%	14.84%	to	15.30%
Fidelity VIP Growth Portfolio	129	36.00	to	44.89	5,173	0.04%	1.00%	to	1.60%	41.25%	to	42.11%
Fidelity VIP High Income Portfolio	331	17.12	to	27.05	6,779	6.88%	1.00%	to	1.60%	0.78%	to	1.40%
Fidelity VIP Index 500 Portfolio	1223	37.55	to	35.19	32,420	1.56%	1.00%	to	1.67%	15.98%	to	16.77%
Fidelity VIP International Index Portfolio	5	11.55	to	11.62	57	3.86%	1.15%	to	1.55%	8.63%	to	9.07%
Fidelity VIP Investment Grade Bond Portfolio	1019	14.53	to	20.14	15,439	2.05%	1.00%	to	1.60%	7.42%	to	8.07%
Fidelity VIP Mid Cap Portfolio	287	22.90	to	53.30	8,708	0.40%	1.00%	to	1.60%	15.98%	to	16.69%
Fidelity VIP Overseas Portfolio	166	13.39	to	25.09	2,617	0.22%	1.00%	to	1.60%	13.49%	to	14.18%
Fidelity VIP Target Volatility Portfolio	35	14.29	to	14.71	499	1.29%	1.15%	to	1.55%	7.30%	to	7.74%
Fidelity VIP Total Market Index Portfolio	6	12.72	to	12.79	82	2.17%	1.15%	to	1.55%	18.12%	to	18.60%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	71	19.89	to	20.78	1,442	—%	1.15%	to	1.60%	5.76%	to	6.25%
Franklin Growth and Income VIP Fund	50	32.06	to	32.06	1,600	3.89%	1.35%	to	1.35%	4.38%	to	4.38%
Franklin Income VIP Fund	91	28.58	to	29.23	2,599	5.97%	1.10%	to	1.35%	(0.39)%	to	(0.14)%
JP Morgan IT Mid Cap Value	15	36.40	to	38.85	548	1.49%	1.00%	to	1.55%	(1.19)%	to	(0.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	28.78	to	36.55	104	4.47%	1.10%	to	1.45%	4.01%	to	4.38%
Morgan Stanley VIF U.S. Real Estate Portfolio	14	29.76	to	33.15	480	2.69%	1.00%	to	1.55%	(18.14)%	to	(17.68)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	161	13.71	to	14.26	2,215	1.50%	1.00%	to	1.55%	4.24%	to	4.82%
Columbia VP – Small Cap Value Fund	59	29.09	to	30.68	1,738	0.34%	1.15%	to	1.60%	6.85%	to	7.34%
Franklin Growth and Income VIP Fund	184	21.45	to	32.65	4,444	3.78%	1.00%	to	1.60%	3.83%	to	4.47%
Franklin Income VIP Fund	728	16.22	to	29.10	12,556	5.88%	1.00%	to	1.60%	(0.92)%	to	(0.31)%
Franklin Large Cap Growth VIP Fund	147	33.81	to	50.29	6,183	—%	1.00%	to	1.60%	42.32%	to	43.19%
Franklin Mutual Shares VIP Fund	607	15.07	to	27.17	9,423	2.92%	1.00%	to	1.60%	(6.56)%	to	(5.99)%
Franklin Small Cap Value VIP Fund	54	22.66	to	24.24	1,076	1.51%	1.15%	to	1.60%	3.51%	to	3.98%

(a) Name Change. See Note 1.	29
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. American Franchise Fund	11	$37.03	to	$38.53	$460	—%	1.15%	to	1.60%	39.73%	to	40.36%
Invesco V.I. American Value Fund	355	18.54	to	20.02	6,771	0.64%	1.00%	to	1.60%	(0.76)%	to	(0.15)%
Invesco V.I. Comstock Fund	183	19.57	to	33.26	3,515	2.20%	1.00%	to	1.60%	(2.67)%	to	(2.08)%
Invesco V.I. International Growth Fund	142	14.62	to	15.27	2,103	2.09%	1.15%	to	1.60%	11.92%	to	12.43%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	46	14.81	to	14.85	676	—%	1.15%	to	1.55%	48.06%	to	48.47%
Templeton Foreign VIP Fund	355	10.09	to	22.10	4,045	3.44%	1.00%	to	1.60%	(2.74)%	to	(2.15)%
Templeton Global Bond VIP Fund	38	8.78	to	9.06	333	8.64%	1.15%	to	1.55%	(6.75)%	to	(6.37)%
Templeton Growth VIP Fund	60	13.22	to	24.43	1,068	3.06%	1.00%	to	1.60%	4.11%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio	52	15.67	to	13.54	870	4.51%	1.15%	to	1.60%	3.84%	to	4.32%
Morgan Stanley VIF Emerging Markets Equity Portfolio	118	10.42	to	45.28	2,034	1.28%	1.00%	to	1.60%	12.53%	to	13.22%
Morgan Stanley VIF U.S. Real Estate Portfolio	176	13.72	to	15.00	2,130	2.56%	1.15%	to	1.60%	(18.43)%	to	(18.05)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	126	32.25	to	33.71	4,150	—%	1.15%	to	1.60%	39.25%	to	39.89%
BlackRock Global Allocation V.I. Fund	41	15.19	to	16.11	623	1.26%	1.00%	to	1.60%	18.78%	to	19.50%
BlackRock High Yield V.I. Fund	18	12.74	to	12.99	230	5.05%	1.15%	to	1.55%	5.38%	to	5.80%
BlackRock Total Return V.I. Fund	33	11.23	to	11.33	374	1.87%	1.35%	to	1.55%	6.87%	to	7.09%
TOPS® Managed Risk Moderate Growth ETF Portfolio	95	12.42	to	12.81	1,178	2.17%	1.15%	to	1.55%	4.26%	to	4.68%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	104	11.27	to	11.49	1,176	2.33%	1.15%	to	1.55%	7.68%	to	8.12%
American Funds I.S. Capital Income Builder Fund	253	11.43	to	11.80	2,926	2.75%	1.00%	to	1.55%	2.50%	to	3.07%
American Funds I.S. Global Growth Fund	132	21.36	to	22.05	2,877	0.16%	1.15%	to	1.60%	28.08%	to	28.67%
American Funds I.S. Growth Fund	134	29.69	to	30.55	4,001	0.20%	1.15%	to	1.55%	49.36%	to	49.97%
American Funds I.S. Growth-Income Fund	193	19.74	to	20.39	3,851	1.22%	1.15%	to	1.60%	11.44%	to	11.95%
American Funds I.S. New World Fund	69	15.15	to	15.59	1,062	0.04%	1.15%	to	1.55%	21.38%	to	21.88%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	11	39.52	to	41.67	429	1.14%	1.10%	to	1.45%	17.70%	to	18.12%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	21.77	to	37.88	1,742	0.91%	1.00%	to	1.55%	17.24%	to	17.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	92	14.60	to	13.80	1,368	4.87%	1.15%	to	1.60%	6.18%	to	6.67%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	11.38	to	11.59	49	5.88%	1.15%	to	1.55%	3.82%	to	4.24%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	309	3.95	to	4.23	1,237	6.32%	1.00%	to	1.60%	(0.39)%	to	0.22%
PIMCO VIT Long-Term U.S. Government Portfolio	21	13.04	to	13.50	275	1.59%	1.15%	to	1.60%	15.40%	to	15.93%
PIMCO VIT Low Duration Portfolio	217	11.20	to	12.14	2,457	1.07%	1.00%	to	1.60%	1.24%	to	1.86%
PIMCO VIT Real Return Portfolio	69	13.23	to	12.09	935	1.32%	1.15%	to	1.60%	9.82%	to	10.32%
PIMCO VIT Total Return Portfolio	1315	14.96	to	15.94	19,908	2.03%	1.00%	to	1.60%	6.80%	to	7.45%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	24	6.23	to	6.71	151	3.85%	1.00%	to	1.60%	0.96%	to	1.57%
Guggenheim VT Multi-Hedge Strategies Fund	34	8.97	to	9.57	313	1.28%	1.00%	to	1.60%	5.67%	to	6.31%
Guggenheim VT Long Short Equity Fund	6	10.30	to	10.82	59	0.83%	1.00%	to	1.60%	3.25%	to	3.88%
ETF Shares:
iShares® Core S&P 500 ETF	243	70.26	to	76.52	17,460	1.79%	1.75%	to	2.75%	15.10%	to	16.28%
iShares® Core S&P Mid-Cap ETF	90	58.24	to	61.52	5,332	1.56%	1.75%	to	2.75%	10.43%	to	11.56%
iShares® Core S&P Small-Cap ETF	47	60.23	to	63.73	2,891	1.40%	1.75%	to	2.75%	8.19%	to	9.30%
iShares® Core U.S. Aggregate Bond ETF	22	26.28	to	30.35	586	2.16%	1.75%	to	2.75%	4.52%	to	5.60%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	32.24	to	34.89	71	5.07%	1.90%	to	2.75%	1.57%	to	2.46%
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	27	29.21	to	31.62	778	2.85%	1.90%	to	2.75%	6.62%	to	7.55%
iShares® International Treasury Bond ETF	93	23.65	to	25.95	2,235	—%	1.75%	to	2.75%	7.83%	to	8.94%
iShares® S&P 500 Growth ETF	28	84.37	to	94.47	2,444	0.97%	1.75%	to	2.75%	29.57%	to	30.90%
iShares® S&P 500 Value ETF	9	54.30	to	58.77	520	2.63%	1.90%	to	2.75%	(1.62)%	to	(0.76)%
iShares® TIPS Bond ETF	3	24.46	to	26.47	78	1.23%	1.90%	to	2.75%	7.78%	to	8.73%
Vanguard® Developed Markets Index Fund, ETF Shares	65	38.40	to	37.26	2,539	2.32%	1.75%	to	2.75%	6.67%	to	7.77%

(a) Name Change. See Note 1.	30
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	16	$61.24	to	$66.27	$1,017	1.81%	1.90%	to	2.75%	12.21%	to	13.19%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	31.12	to	33.68	247	2.27%	1.90%	to	2.75%	12.02%	to	13.00%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.67	to	36.72	68	2.68%	1.75%	to	2.75%	6.45%	to	7.55%
Vanguard® Large-Cap Index Fund, ETF Shares	11	71.55	to	77.43	815	1.70%	1.90%	to	2.75%	17.66%	to	18.69%
Vanguard® Mega Cap Index Fund, ETF Shares	2	73.23	to	79.98	157	1.70%	1.75%	to	2.75%	18.19%	to	19.40%
Vanguard® Real Estate Index Fund, ETF Shares	6	43.39	to	46.96	261	4.16%	1.90%	to	2.75%	(7.20)%	to	(6.39)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	23.26	to	25.08	23	1.82%	1.90%	to	2.75%	1.82%	to	2.71%
Vanguard® Total Bond Market Index Fund, ETF Shares	609	26.34	to	30.51	16,393	2.23%	1.75%	to	2.75%	4.75%	to	5.83%

(a) Name Change. See Note 1.	31
(b) New Underlying Fund. See Note 1
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	250	$20.62	to	$22.85	$5,628	1.65%	1.00%	to	1.67%	20.34%	to	21.16%
Touchstone VST Bond Fund (July 12, 2019)	209	10.17	to	10.20	2,129	1.26%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (July 12, 2019)	1,834	10.78	to	10.81	19,789	0.55%	1.00%	to	1.67%	7.77%	to	8.12%
Touchstone VST Conservative ETF Fund	331	15.03	to	18.42	5,619	2.47%	1.00%	to	1.60%	13.62%	to	14.31%
Touchstone VST Moderate ETF Fund	376	20.40	to	21.04	6,855	2.03%	1.00%	to	2.05%	16.53%	to	17.77%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	76	20.72	to	33.75	2,023	1.73%	1.35%	to	1.35%	22.83%	to	22.83%
Fidelity VIP Overseas Portfolio	36	11.80	to	15.65	1,223	1.68%	1.15%	to	1.55%	25.79%	to	26.30%
Fidelity VIP Equity-Income Portfolio	93	31.28	to	31.91	7,810	1.98%	1.10%	to	1.35%	25.72%	to	26.04%
Fidelity VIP Growth Portfolio	29	181.86	to	181.86	5,227	0.26%	1.35%	to	1.35%	32.50%	to	32.50%
Fidelity VIP High Income Portfolio	56	31.00	to	31.00	1,743	5.31%	1.35%	to	1.35%	13.55%	to	13.55%
Fidelity VIP Asset Manager Portfolio	46	60.68	to	60.68	2,777	1.76%	1.35%	to	1.35%	16.65%	to	16.65%
Fidelity VIP Contrafund® Portfolio	178	50.00	to	51.00	13,551	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	101	23.34	to	24.11	4,690	1.91%	1.10%	to	1.45%	29.45%	to	29.91%
Fidelity VIP Investment Grade Bond Portfolio	76	14.20	to	15.24	1,426	2.65%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	344	9.53	to	9.98	3,369	2.06%	1.00%	to	2.75%	(0.79)%	to	1.00%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	12	26.49	to	26.49	323	0.16%	1.35%	to	1.35%	32.37%	to	32.37%
Fidelity VIP Mid Cap Portfolio	41	68.96	to	72.23	2,892	0.78%	1.10%	to	1.35%	21.68%	to	21.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	65	19.42	to	22.06	1,103	1.72%	1.00%	to	1.67%	16.04%	to	16.83%
Fidelity VIP Balanced Portfolio	498	24.59	to	27.98	10,560	1.62%	1.00%	to	1.67%	22.04%	to	22.88%
Fidelity VIP Bond Index Portfolio (July 12, 2019)	8	10.15	to	10.15	85	3.77%	1.55%	to	1.55%	1.48%	to	1.48%
Fidelity VIP Contrafund® Portfolio	667	36.51	to	40.90	17,646	0.21%	1.00%	to	1.67%	29.08%	to	29.96%
Fidelity VIP Disciplined Small Cap Portfolio	87	17.07	to	18.61	1,546	0.81%	1.00%	to	1.67%	21.31%	to	22.14%
Fidelity VIP Equity-Income Portfolio	176	25.48	to	26.16	3,356	1.87%	1.00%	to	1.67%	24.99%	to	25.84%
Fidelity VIP Extended Market Index Portfolio (July 12, 2019)	3	10.55	to	10.55	37	1.20%	1.55%	to	1.55%	5.51%	to	5.51%
Fidelity VIP Freedom 2010 Portfolio	26	14.94	to	15.56	397	1.81%	1.35%	to	1.67%	13.82%	to	14.19%
Fidelity VIP Freedom 2015 Portfolio	26	15.89	to	16.59	413	1.70%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	42	16.12	to	16.44	653	1.78%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	120	17.11	to	17.38	1,969	1.84%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	22	16.32	to	19.60	363	1.33%	1.15%	to	1.67%	22.04%	to	22.69%
Fidelity VIP Growth Portfolio	136	34.46	to	31.59	3,900	0.05%	1.00%	to	1.67%	31.74%	to	32.64%
Fidelity VIP High Income Portfolio	336	20.77	to	26.68	6,807	6.67%	1.00%	to	1.67%	12.85%	to	13.62%
Fidelity VIP Index 500 Portfolio	1,273	32.38	to	30.14	29,166	1.73%	1.00%	to	1.67%	28.83%	to	29.71%
Fidelity VIP International Index Portfolio (July 12, 2019)	*-	10.65	to	10.65	2	12.35%	1.15%	to	1.15%	6.52%	to	6.52%
Fidelity VIP Investment Grade Bond Portfolio	1,065	14.42	to	18.64	15,005	2.58%	1.00%	to	1.67%	7.58%	to	8.31%
Fidelity VIP Mid Cap Portfolio	335	39.52	to	45.68	8,716	0.70%	1.00%	to	1.67%	21.12%	to	21.94%
Fidelity VIP Overseas Portfolio	196	22.72	to	21.97	2,673	1.20%	1.00%	to	1.67%	25.37%	to	26.23%
Fidelity VIP Target Volatility Portfolio	36	13.32	to	13.65	486	1.37%	1.15%	to	1.55%	16.81%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	80	18.69	to	19.56	1,539	—%	1.15%	to	1.67%	29.43%	to	30.11%
Franklin Growth and Income VIP Fund	57	30.72	to	30.72	1,751	2.50%	1.35%	to	1.35%	24.35%	to	24.35%
Franklin Income VIP Fund	106	28.69	to	29.27	3,053	5.59%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	18	36.84	to	39.09	630	1.70%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	27.81	to	35.02	107	5.33%	1.10%	to	1.55%	12.48%	to	13.00%
Morgan Stanley VIF U.S. Real Estate Portfolio	17	36.36	to	40.27	714	1.86%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	163	13.15	to	13.61	2,148	2.35%	1.00%	to	1.55%	16.16%	to	16.81%
Columbia VP – Small Cap Value Fund	65	27.02	to	28.58	1,751	0.27%	1.15%	to	1.67%	18.97%	to	19.59%
Franklin Growth and Income VIP Fund	215	26.69	to	31.25	4,983	2.23%	1.00%	to	1.67%	23.56%	to	24.40%
Franklin Income VIP Fund	842	23.13	to	29.19	14,513	5.40%	1.00%	to	1.67%	14.12%	to	14.90%
Franklin Large Cap Growth VIP Fund	170	28.58	to	35.12	5,003	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	593	23.70	to	28.91	9,919	1.84%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	58	18.42	to	23.32	1,104	1.06%	1.15%	to	1.67%	24.24%	to	24.90%
Invesco V.I. American Franchise Fund	12	32.03	to	27.45	356	—%	1.15%	to	1.67%	34.15%	to	34.86%

(a) Name Change. See Note 1.	32
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	386	$18.52	to	$20.05	$7,406	0.44%	1.00%	to	1.67%	22.63%	to	23.46%
Invesco V.I. Comstock Fund	188	27.73	to	33.97	3,722	1.74%	1.00%	to	1.67%	22.86%	to	23.69%
Invesco V.I. International Growth Fund	162	13.06	to	13.59	2,146	1.33%	1.15%	to	1.60%	26.19%	to	26.77%
Invesco V.I. Mid Cap Growth Fund	20	15.17	to	15.40	305	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	366	18.71	to	22.58	4,336	1.69%	1.00%	to	1.67%	10.65%	to	11.40%
Templeton Global Bond VIP Fund	62	9.42	to	9.68	585	6.16%	1.15%	to	1.55%	0.43%	to	0.84%
Templeton Growth VIP Fund	75	19.23	to	23.32	1,234	2.80%	1.00%	to	1.67%	13.23%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	22.19	to	12.98	953	5.39%	1.15%	to	1.67%	12.26%	to	12.86%
Morgan Stanley VIF Emerging Markets Equity Portfolio	146	31.30	to	39.99	2,323	1.01%	1.00%	to	1.67%	17.52%	to	18.32%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	32.21	to	18.31	2,526	1.61%	1.15%	to	1.67%	16.69%	to	17.31%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	134	23.16	to	24.09	3,164	—%	1.15%	to	1.60%	29.45%	to	30.04%
BlackRock Global Allocation V.I. Fund	47	12.79	to	13.48	613	1.22%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	17	12.09	to	12.27	210	5.15%	1.15%	to	1.55%	13.08%	to	13.54%
BlackRock Total Return V.I. Fund	29	10.50	to	10.58	303	2.59%	1.35%	to	1.55%	7.46%	to	7.67%
TOPS® Managed Risk Moderate Growth ETF Portfolio	97	11.91	to	12.24	1,153	2.12%	1.15%	to	1.55%	14.36%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	65	10.47	to	10.62	680	2.61%	1.15%	to	1.55%	7.39%	to	7.83%
American Funds I.S. Capital Income Builder Fund	270	11.16	to	11.45	3,032	2.77%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	133	16.67	to	17.14	2,255	0.99%	1.15%	to	1.60%	32.72%	to	33.33%
American Funds I.S. Growth Fund	128	19.82	to	20.37	2,567	0.61%	1.15%	to	1.60%	28.35%	to	28.94%
American Funds I.S. Growth-Income Fund	169	17.72	to	18.21	3,013	1.49%	1.15%	to	1.60%	23.84%	to	24.41%
American Funds I.S. New World Fund	74	12.48	to	12.79	937	0.81%	1.15%	to	1.55%	26.82%	to	27.34%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	12	33.58	to	35.28	431	1.08%	1.10%	to	1.45%	23.41%	to	23.85%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	75	29.93	to	32.13	1,678	0.75%	1.00%	to	1.67%	22.79%	to	23.62%
Advisor Class:
PIMCO VIT All Asset Portfolio	110	13.53	to	12.94	1,533	2.79%	1.15%	to	1.67%	9.88%	to	10.46%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.96	to	11.12	40	1.63%	1.15%	to	1.55%	5.25%	to	5.68%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	318	3.90	to	5.46	1,280	4.29%	1.15%	to	1.67%	9.49%	to	10.07%
PIMCO VIT Long-Term U.S. Government Portfolio	17	11.30	to	11.65	200	1.97%	1.15%	to	1.60%	11.40%	to	11.91%
PIMCO VIT Low Duration Portfolio	189	11.01	to	11.92	2,125	2.66%	1.00%	to	1.67%	2.19%	to	2.88%
PIMCO VIT Real Return Portfolio	74	11.97	to	10.96	906	1.54%	1.15%	to	1.67%	6.52%	to	7.08%
PIMCO VIT Total Return Portfolio	1,376	13.71	to	14.84	19,494	2.92%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	27	6.17	to	6.60	168	0.96%	1.00%	to	1.60%	6.41%	to	7.06%
Guggenheim VT Multi-Hedge Strategies Fund	40	8.49	to	9.00	345	2.28%	1.00%	to	1.60%	3.33%	to	3.96%
Guggenheim VT Long Short Equity Fund	7	9.97	to	10.41	72	0.58%	1.00%	to	1.60%	3.85%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	300	61.04	to	65.80	18,622	2.24%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	101	52.74	to	55.15	5,399	1.70%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	51	55.67	to	58.31	2,870	1.50%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	23	25.15	to	28.74	582	2.74%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	31.74	to	34.05	74	5.04%	1.90%	to	2.75%	10.96%	to	11.93%
iShares® Intermediate-Term Corporate Bond ETF	26	27.40	to	29.40	716	3.55%	1.90%	to	2.75%	11.44%	to	12.42%
iShares® International Treasury Bond ETF	104	21.93	to	23.82	2,326	0.22%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	35	65.12	to	72.17	2,339	1.73%	1.75%	to	2.75%	27.17%	to	28.47%
iShares® S&P 500 Value ETF	9	55.20	to	59.22	520	2.31%	1.90%	to	2.75%	28.00%	to	29.12%
iShares® TIPS Bond ETF	6	22.69	to	24.35	127	1.83%	1.90%	to	2.75%	5.37%	to	6.29%
Vanguard® Developed Markets Index Fund, ETF Shares	71	36.00	to	34.57	2,603	3.14%	1.75%	to	2.75%	19.22%	to	20.45%

(a) Name Change. See Note 1.	33
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	19	$54.58	to	$58.55	$1,049	1.83%	1.90%	to	2.75%	26.04%	to	27.14%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	27.78	to	29.81	222	3.24%	1.90%	to	2.75%	17.42%	to	18.44%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.92	to	34.14	61	3.47%	1.75%	to	1.90%	11.92%	to	12.09%
Vanguard® Large-Cap Index Fund, ETF Shares	12	60.81	to	65.24	728	1.98%	1.90%	to	2.75%	27.62%	to	28.74%
Vanguard® Mega Cap Index Fund, ETF Shares	2	61.96	to	66.98	140	1.96%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	5	46.76	to	50.17	244	3.44%	1.90%	to	2.75%	25.31%	to	26.41%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.84	to	24.42	15	2.31%	1.90%	to	2.75%	2.11%	to	3.01%
Vanguard® Total Bond Market Index Fund, ETF Shares	686	25.15	to	28.83	17,584	2.76%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.	34
-*Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Active Bond Fund	186	$13.20	to	$16.19	$2,460	1.95%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	283	17.14	to	18.86	5,262	1.64%	1.00%	to	1.67%	(9.39)%	to	(8.77)%
Touchstone VST Conservative ETF Fund	405	14.64	to	16.11	6,038	1.74%	1.00%	to	1.67%	(5.63)%	to	(4.99)%
Touchstone VST Focused Fund	566	30.76	to	34.67	14,555	0.45%	1.00%	to	1.67%	(9.52)%	to	(8.90)%
Touchstone VST Large Cap Core Equity Fund	166	21.94	to	21.61	3,186	0.57%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	475	17.51	to	17.86	7,336	1.89%	1.00%	to	2.05%	(7.96)%	to	(6.97)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	79	16.87	to	27.48	1,716	1.41%	1.35%	to	1.35%	(5.52)%	to	(5.52)%
Fidelity VIP Overseas Portfolio	43	9.38	to	12.39	1,081	1.50%	1.15%	to	1.55%	(16.14)%	to	(15.79)%
Fidelity VIP Equity-Income Portfolio	101	24.88	to	25.32	6,781	2.12%	1.10%	to	1.35%	(9.54)%	to	(9.31)%
Fidelity VIP Growth Portfolio	32	137.25	to	137.25	4,380	0.24%	1.35%	to	1.35%	(1.52)%	to	(1.52)%
Fidelity VIP High Income Portfolio	51	27.30	to	27.30	1,394	5.65%	1.35%	to	1.35%	(4.60)%	to	(4.60)%
Fidelity VIP Asset Manager Portfolio	51	52.02	to	52.02	2,674	1.65%	1.35%	to	1.35%	(6.63)%	to	(6.63)%
Fidelity VIP Contrafund® Portfolio	201	38.52	to	39.19	11,709	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	114	18.03	to	18.56	4,015	1.80%	1.10%	to	1.45%	(5.88)%	to	(5.55)%
Fidelity VIP Investment Grade Bond Portfolio	85	13.15	to	14.04	1,474	2.31%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	1,084	9.61	to	9.88	10,536	1.62%	1.00%	to	2.75%	(1.16)%	to	0.63%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	16	20.01	to	20.01	314	0.14%	1.35%	to	1.35%	(1.63)%	to	(1.63)%
Fidelity VIP Mid Cap Portfolio	46	56.67	to	59.21	2,657	0.53%	1.10%	to	1.35%	(15.80)%	to	(15.58)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	57	16.73	to	18.88	852	1.47%	1.00%	to	1.67%	(7.20)%	to	(6.56)%
Fidelity VIP Balanced Portfolio	443	20.15	to	22.77	7,957	1.34%	1.00%	to	1.67%	(6.04)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	766	28.28	to	31.47	15,616	0.43%	1.00%	to	1.67%	(8.21)%	to	(7.58)%
Fidelity VIP Disciplined Small Cap Portfolio	84	14.07	to	15.24	1,229	0.59%	1.00%	to	1.67%	(14.75)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	175	20.39	to	20.79	2,746	1.86%	1.00%	to	1.67%	(10.07)%	to	(9.46)%
Fidelity VIP Freedom 2010 Portfolio	33	13.12	to	13.63	448	1.36%	1.35%	to	1.67%	(5.87)%	to	(5.56)%
Fidelity VIP Freedom 2015 Portfolio	30	13.69	to	14.22	407	1.35%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	45	13.67	to	13.87	590	1.38%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	112	14.31	to	14.13	1,525	1.48%	1.35%	to	1.60%	(8.28)%	to	(8.04)%
Fidelity VIP Freedom 2030 Portfolio	40	13.38	to	14.23	544	1.12%	1.15%	to	1.67%	(9.60)%	to	(9.12)%
Fidelity VIP Growth Portfolio	133	26.16	to	23.82	2,908	0.04%	1.00%	to	1.67%	(2.10)%	to	(1.43)%
Fidelity VIP High Income Portfolio	49	18.40	to	23.48	786	7.35%	1.00%	to	1.67%	(5.24)%	to	(4.60)%
Fidelity VIP Index 500 Portfolio	1,295	25.13	to	23.23	23,138	1.56%	1.00%	to	1.67%	(6.33)%	to	(5.69)%
Fidelity VIP Investment Grade Bond Portfolio	1,071	13.40	to	17.21	13,976	2.30%	1.00%	to	1.67%	(2.45)%	to	(1.78)%
Fidelity VIP Mid Cap Portfolio	296	32.63	to	37.46	6,108	0.39%	1.00%	to	1.67%	(16.20)%	to	(15.63)%
Fidelity VIP Overseas Portfolio	351	18.12	to	17.41	3,983	1.31%	1.00%	to	1.67%	(16.48)%	to	(15.91)%
Fidelity VIP Target Volatility Portfolio	37	11.40	to	11.64	423	1.57%	1.15%	to	1.55%	(7.46)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	75	14.44	to	15.03	1,113	—%	1.15%	to	1.67%	(14.75)%	to	(14.30)%
Franklin Growth and Income VIP Fund	64	24.70	to	25.14	1,580	2.66%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	127	24.98	to	25.42	3,175	4.95%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	22	29.52	to	31.15	611	0.99%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	24.72	to	30.99	119	5.53%	1.10%	to	1.55%	(8.39)%	to	(7.97)%
Morgan Stanley VIF U.S. Real Estate Portfolio	19	31.05	to	34.20	681	2.67%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	157	11.32	to	11.65	1,781	1.34%	1.00%	to	1.55%	(6.38)%	to	(5.85)%
Columbia VP –Small Cap Value Fund	65	22.71	to	23.90	1,492	0.17%	1.15%	to	1.67%	(19.54)%	to	(19.11)%
Franklin Growth and Income VIP Fund	244	21.60	to	25.12	4,591	2.49%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	883	20.27	to	25.41	13,324	4.84%	1.00%	to	1.67%	(5.91)%	to	(5.27)%
Franklin Large Cap Growth VIP Fund	191	21.59	to	26.36	4,229	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	626	19.66	to	23.82	8,736	2.33%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	59	14.82	to	15.76	904	0.88%	1.15%	to	1.67%	(14.34)%	to	(13.88)%
Invesco V.I. American Franchise Fund	10	23.88	to	20.35	238	—%	1.15%	to	1.67%	(5.50)%	to	(5.00)%
Invesco V.I. American Value Fund	369	15.11	to	16.24	5,756	0.21%	1.00%	to	1.67%	(14.33)%	to	(13.74)%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	186	$22.57	to	$27.46	$2,994	1.44%	1.00%	to	1.67%	(13.84)%	to	(13.25)%
Invesco V.I. International Growth Fund	153	10.35	to	10.72	1,607	1.80%	1.15%	to	1.60%	(16.57)%	to	(16.19)%
Invesco V.I. Mid Cap Growth Fund	13	11.50	to	11.63	146	—%	1.15%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	349	16.91	to	20.27	3,781	2.67%	1.00%	to	1.67%	(16.86)%	to	(16.29)%
Templeton Global Bond VIP Fund	63	9.38	to	9.59	599	—%	1.15%	to	1.55%	0.35%	to	0.76%
Templeton Growth VIP Fund	82	16.98	to	20.46	1,200	2.03%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	59	19.77	to	11.50	843	5.55%	1.15%	to	1.67%	(8.60)%	to	(8.12)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	145	26.64	to	33.80	2,058	0.41%	1.00%	to	1.67%	(18.90)%	to	(18.34)%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	27.60	to	11.79	2,218	2.48%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	131	17.89	to	18.75	2,370	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	53	11.04	to	11.57	593	0.75%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	11	10.69	to	10.81	123	5.26%	1.15%	to	1.55%	(4.41)%	to	(4.02)%
BlackRock Total Return V.I. Fund	17	9.78	to	9.83	163	2.46%	1.35%	to	1.55%	(2.27)%	to	(2.27)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	100	10.42	to	10.66	1,045	1.78%	1.15%	to	1.55%	(8.82)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.75	to	9.85	497	2.23%	1.15%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	158	9.63	to	9.83	1,537	2.73%	1.00%	to	1.55%	(8.69)%	to	(8.32)%
American Funds I.S. Global Growth Fund	122	12.56	to	12.86	1,552	0.53%	1.15%	to	1.60%	(10.70)%	to	(10.29)%
American Funds I.S. Growth Fund	101	15.44	to	15.80	1,576	0.28%	1.15%	to	1.60%	(2.10)%	to	(1.65)%
American Funds I.S. Growth-Income Fund	168	14.31	to	14.64	2,421	1.36%	1.15%	to	1.60%	(3.58)%	to	(3.19)%
American Funds I.S. New World Fund	66	9.84	to	10.04	653	0.75%	1.15%	to	1.55%	(15.59)%	to	(15.24)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	27.21	to	28.49	385	0.97%	1.10%	to	1.45%	(12.52)%	to	(12.21)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	69	24.37	to	25.99	1,296	0.68%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	123	12.32	to	11.71	1,553	3.09%	1.15%	to	1.67%	(7.03)%	to	(6.54)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2	10.41	to	10.53	18	1.31%	1.15%	to	1.55%	0.43%	to	0.43%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	345	3.56	to	4.96	1,263	1.97%	1.15%	to	1.67%	(15.64)%	to	(15.19)%
PIMCO VIT Long-Term U.S. Government Portfolio	18	10.14	to	10.41	185	2.30%	1.15%	to	1.60%	(4.05)%	to	(3.61)%
PIMCO VIT Low Duration Portfolio	165	10.77	to	11.58	1,807	1.81%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	112	11.24	to	10.23	1,282	2.37%	1.15%	to	1.67%	(3.95)%	to	(3.44)%
PIMCO VIT Total Return Portfolio	1,476	12.88	to	13.84	19,600	2.43%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	39	5.76	to	6.17	231	—%	1.00%	to	1.67%	(10.55)%	to	(9.94)%
Guggenheim VT Multi-Hedge Strategies Fund	46	8.05	to	8.66	385	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	8	9.27	to	9.97	81	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	388	47.82	to	51.03	18,855	1.85%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	122	43.01	to	44.51	5,341	1.47%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	59	46.61	to	48.32	2,802	1.32%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	26	23.84	to	26.97	620	2.72%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	4	28.60	to	30.42	124	5.18%	1.90%	to	2.75%	(4.71)%	to	(3.87)%
iShares® Intermediate-Term Corporate Bond ETF	26	24.59	to	26.15	653	3.33%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	119	21.74	to	23.37	2,635	0.30%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	41	51.20	to	56.17	2,157	1.16%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	10	43.12	to	45.86	448	2.48%	1.90%	to	2.75%	(11.70)%	to	(10.92)%
iShares® TIPS Bond ETF	5	21.54	to	22.91	108	2.71%	1.90%	to	2.75%	(4.15)%	to	(3.31)%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Developed Markets Index Fund, ETF Shares	87	$30.20	to	$28.70	$2,651	2.85%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	23	43.30	to	46.05	995	1.88%	1.90%	to	2.75%	(4.78)%	to	(3.94)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	11	23.66	to	21.70	260	2.52%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	28.52	to	30.46	63	3.45%	1.75%	to	1.90%	(3.61)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	13	47.65	to	50.67	606	1.84%	1.90%	to	2.75%	(7.09)%	to	(6.27)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.58	to	51.98	123	1.93%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	7	37.32	to	39.69	252	4.38%	1.90%	to	2.75%	(8.62)%	to	(7.82)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.37	to	23.71	18	1.94%	1.90%	to	2.75%	(1.45)%	to	(0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	821	23.76	to	26.96	19,849	2.78%	1.75%	to	2.75%	(2.87)%	to	(1.87)%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	242	$13.64 to $16.63	$3,363	2.37%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	325	22.46 to 20.68	6,610	1.68%	1.00% to 2.15%	14.78% to 16.13%
Touchstone VST Conservative ETF Fund	454	14.98 to 16.96	7,158	2.04%	1.00% to 2.15%	7.70% to 8.96%
Touchstone VST Focused Fund	640	34.00 to 38.06	18,136	0.51%	1.00% to 1.67%	11.75% to 12.51%
Touchstone VST Large Cap Core Equity Fund	187	23.86 to 23.35	3,905	0.67%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	522	18.85 to 19.20	8,797	1.94%	1.00% to 2.15%	11.22% to 12.52%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	90	17.86 to 29.08	2,068	1.42%	1.35%	14.86%
Fidelity VIP Overseas Portfolio	50	11.19 to 11.87	1,438	1.40%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	138	27.50 to 27.92	10,060	1.68%	1.10% to 1.35%	11.38% to 11.66%
Fidelity VIP Growth Portfolio	36	139.37	4,980	0.22%	1.35%	33.32%
Fidelity VIP High Income Portfolio	56	28.61	1,604	4.56%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	59	55.72	3,277	1.86%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	224	41.71 to 42.33	13,970	0.98%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	129	19.15 to 19.65	4,803	1.77%	1.10% to 1.45%	19.96% to 20.38%
Fidelity VIP Investment Grade Bond Portfolio	103	13.43 to 14.26	2,012	2.31%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	1,139	9.72 to 9.82	11,055	0.67%	1.00% to 2.75%	(2.08)% to (0.33)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	18	20.34	359	0.13%	1.35%	33.19%
Fidelity VIP Mid Cap Portfolio	53	67.30 to 70.14	3,587	0.61%	1.10% to 1.35%	19.08% to 19.38%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	63	18.03 to 20.20	1,005	1.55%	1.00% to 1.67%	11.85% to 12.61%
Fidelity VIP Balanced Portfolio	410	21.45 to 24.08	7,973	1.30%	1.00% to 1.67%	14.18% to 14.96%
Fidelity VIP Contrafund® Portfolio	848	30.81 to 34.05	18,909	0.77%	1.00% to 1.67%	19.56% to 20.38%
Fidelity VIP Disciplined Small Cap Portfolio	118	16.51 to 17.75	2,011	0.55%	1.00% to 1.67%	5.01% to 5.73%
Fidelity VIP Equity-Income Portfolio	288	22.67 to 22.96	5,449	1.43%	1.00% to 1.67%	10.78% to 11.53%
Fidelity VIP Freedom 2010 Portfolio	37	13.94 to 14.43	528	0.98%	1.35% to 1.67%	10.92% to 11.28%
Fidelity VIP Freedom 2015 Portfolio	32	14.17 to 15.19	456	1.04%	1.15% to 1.67%	12.89% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	44	14.79 to 14.94	620	1.26%	1.15% to 1.60%	14.41% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	46	15.60 to 15.37	686	1.24%	1.35% to 1.60%	15.69% to 15.99%
Fidelity VIP Freedom 2030 Portfolio	43	14.80 to 15.65	634	0.67%	1.15% to 1.67%	18.69% to 19.31%
Fidelity VIP Growth Portfolio	183	26.72 to 24.16	4,162	0.09%	1.00% to 1.67%	32.57% to 33.47%
Fidelity VIP High Income Portfolio	70	19.42 to 24.61	1,264	1.48%	1.00% to 1.67%	5.13% to 5.85%
Fidelity VIP Index 500 Portfolio	1,347	26.83 to 24.64	25,759	1.61%	1.00% to 1.67%	19.39% to 20.20%
Fidelity VIP Investment Grade Bond Portfolio	1,061	13.74 to 17.52	14,157	2.27%	1.00% to 1.67%	2.26% to 2.96%
Fidelity VIP Mid Cap Portfolio	348	38.94 to 44.40	8,978	0.50%	1.00% to 1.67%	18.53% to 19.34%
Fidelity VIP Overseas Portfolio	375	21.69 to 20.70	5,131	1.27%	1.00% to 1.67%	27.83% to 28.69%
Fidelity VIP Target Volatility Portfolio	36	12.32 to 12.53	440	1.14%	1.15% to 1.55%	14.50% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	77	16.94 to 17.54	1,330	—%	1.15% to 1.67%	11.65% to 12.24%
Franklin Growth and Income VIP Fund	71	26.19 to 26.58	1,847	5.98%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	142	26.41 to 26.80	3,757	4.30%	1.10% to 1.35%	8.46% to 8.74%
JP Morgan IT Mid Cap Value	27	34.01 to 35.69	856	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	26.98 to 33.67	140	5.48%	1.10% to 1.55%	8.02% to 8.51%
Morgan Stanley VIF U.S. Real Estate Portfolio	23	34.18 to 37.43	917	1.58%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	164	12.07 to 12.37	1,988	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP –Small Cap Value Fund	59	28.23 to 29.55	1,684	0.32%	1.15% to 1.67%	12.09% to 12.68%
Franklin Growth and Income VIP Fund	289	23.03 to 26.59	5,848	5.81%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	901	21.54 to 26.82	14,667	4.12%	1.00% to 1.67%	7.85% to 8.58%
Franklin Large Cap Growth VIP Fund	110	22.29 to 27.02	2,309	0.62%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	660	21.99 to 26.46	10,475	2.25%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	67	17.30 to 18.31	1,209	0.51%	1.15% to 1.67%	8.81% to 9.38%
Invesco V.I. American Franchise Fund	10	25.27 to 21.42	251	—%	1.15% to 1.67%	24.91% to 25.57%
Invesco V.I. American Value Fund	120	17.63 to 18.83	2,169	0.60%	1.00% to 1.67%	7.86% to 8.59%
Invesco V.I. Comstock Fund	187	26.20 to 31.66	3,500	1.99%	1.00% to 1.67%	15.62% to 16.40%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. International Growth Fund	143	$12.40 to $12.79	$1,795	1.27%	1.15% to 1.60%	20.77% to 21.32%
Invesco V.I. Mid Cap Growth Fund	5	12.41 to 12.49	61	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	331	20.34 to 24.22	4,473	2.55%	1.00% to 1.67%	14.75% to 15.53%
Templeton Global Bond VIP Fund	68	9.34 to 9.52	645	—%	1.15% to 1.55%	0.35% to 0.76%
Templeton Growth VIP Fund	105	20.28 to 24.27	1,863	1.63%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	56	21.63 to 15.86	899	5.60%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	122	32.84 to 41.39	2,026	0.66%	1.00% to 1.67%	32.82% to 33.72%
Morgan Stanley VIF U.S. Real Estate Portfolio	179	30.50 to 12.94	2,635	1.29%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	123	17.80 to 18.54	2,215	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	67	12.14 to 12.64	817	1.29%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	5	11.19 to 11.26	53	4.90%	1.15% to 1.55%	5.41% to 5.84%
BlackRock Total Return V.I. Fund	20	10.00 to 10.02	198	2.22%	1.45% to 1.55%	1.61% to 1.71%
TOPS® Managed Risk Moderate Growth ETF Portfolio	82	11.43 to 11.64	935	1.58%	1.15% to 1.55%	12.08% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.99 to 10.06	510	2.35%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	146	10.55 to 10.67	1,551	2.62%	1.15% to 1.55%	10.91% to 11.36%
American Funds I.S. Global Growth Fund	102	14.07 to 14.33	1,460	0.63%	1.15% to 1.60%	29.03% to 29.61%
American Funds I.S. Growth Fund	80	15.77 to 16.06	1,272	0.48%	1.15% to 1.60%	25.95% to 26.52%
American Funds I.S. Growth-Income Fund	134	14.88 to 15.12	2,006	1.40%	1.15% to 1.55%	20.19% to 20.68%
American Funds I.S. New World Fund	45	11.66 to 11.85	527	0.84%	1.15% to 1.55%	27.07% to 27.58%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	17	31.10 to 32.45	557	0.96%	1.10% to 1.45%	12.68% to 13.08%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	27.99 to 29.64	1,463	0.71%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	118	13.25 to 12.53	1,600	4.46%	1.15% to 1.67%	11.49% to 12.08%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	*-	10.37	4	28.25%	1.55%	1.08%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	400	4.22 to 5.85	1,730	11.07%	1.15% to 1.67%	0.35% to 0.88%
PIMCO VIT Long-Term U.S. Government Portfolio	19	10.57 to 10.80	207	2.08%	1.15% to 1.60%	7.11% to 7.60%
PIMCO VIT Low Duration Portfolio	166	10.93 to 11.67	1,840	1.25%	1.00% to 1.67%	(0.44)% to 0.24%
PIMCO VIT Real Return Portfolio	123	11.70 to 10.60	1,462	2.27%	1.15% to 1.67%	1.83% to 2.36%
PIMCO VIT Total Return Portfolio	1,613	13.18 to 14.08	21,874	1.92%	1.00% to 1.67%	3.07% to 3.77%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	45	6.44 to 6.85	292	1.42%	1.00% to 1.67%	6.90% to 7.63%
Guggenheim VT Multi-Hedge Strategies Fund	60	8.63 to 9.21	543	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	9	10.83 to 11.56	104	0.37%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	451	51.48 to 54.37	23,528	1.88%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	134	49.80 to 51.01	6,734	1.28%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	67	52.38 to 53.75	3,551	1.28%	1.75% to 2.75%	10.07% to 11.19%
iShares® Core U.S. Aggregate Bond ETF	27	24.49 to 27.43	671	2.32%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	8	30.02 to 32.38	249	5.05%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	29	25.47 to 26.86	751	2.48%	1.90% to 2.75%	0.70% to 1.57%
iShares® International Treasury Bond ETF	129	22.95 to 24.42	2,992	0.20%	1.75% to 2.75%	8.42% to 9.53%
iShares® S&P 500 Growth ETF	47	52.76 to 57.29	2,538	1.43%	1.75% to 2.75%	23.74% to 25.00%
iShares® S&P 500 Value ETF	10	48.84 to 51.49	480	2.17%	1.90% to 2.75%	12.11% to 13.08%
iShares® TIPS Bond ETF	5	22.47 to 23.69	124	2.13%	1.90% to 2.75%	0.10% to 0.97%
Vanguard® Developed Markets Index Fund, ETF Shares	88	36.43 to 34.27	3,214	2.91%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	31	45.47 to 47.94	1,420	1.99%	1.90% to 2.75%	18.88% to 19.92%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	14	28.54 to 25.91	392	2.41%	1.75% to 2.75%	27.87% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	29.79 to 31.55	106	3.21%	1.75% to 2.55%	2.63% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	15	51.28 to 54.06	755	1.89%	1.90% to 2.75%	18.69% to 19.73%
Vanguard® Mega Cap Index Fund, ETF Shares	2	51.74 to 54.80	129	1.94%	1.75% to 2.75%	19.24% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	7	40.84 to 43.05	306	4.15%	1.90% to 2.75%	2.01% to 2.90%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	$22.70 to $23.85	$66	1.63%	1.90% to 2.75%	(1.57)% to (0.71)%
Vanguard® Total Bond Market Index Fund, ETF Shares	905	24.46 to 27.47	22,485	2.54%	1.75% to 2.75%	0.73% to 1.76%
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	280	$13.40 to $16.22	$3,834	1.95%	1.00% to 1.67%	4.21% to 4.92%
Touchstone VST Aggressive ETF Fund	383	19.57 to 17.80	6,731	1.51%	1.00% to 2.15%	5.64% to 6.88%
Touchstone VST Conservative ETF Fund	532	13.91 to 15.56	7,728	1.42%	1.00% to 2.15%	3.31% to 4.53%
Touchstone VST Focused Fund	735	30.43 to 33.83	18,604	—%	1.00% to 1.67%	11.22% to 11.98%
Touchstone VST Large Cap Core Equity Fund	209	20.00 to 19.44	3,650	0.81%	1.00% to 1.67%	7.02% to 7.75%
Touchstone VST Moderate ETF Fund	630	16.95 to 17.06	9,571	1.54%	1.00% to 2.15%	4.56% to 5.78%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	104	15.55 to 25.32	2,072	1.29%	1.35%	5.82%
Fidelity VIP Overseas Portfolio	53	8.62 to 9.20	1,218	1.31%	1.00% to 1.67%	(6.65)% to (6.01)%
Fidelity VIP Equity-Income Portfolio	142	24.70 to 25.00	9,839	2.30%	1.10% to 1.35%	16.43% to 16.72%
Fidelity VIP Growth Portfolio	39	104.54	4,048	0.04%	1.35%	(0.56)%
Fidelity VIP High Income Portfolio	72	27.12	1,949	5.34%	1.35%	13.06%
Fidelity VIP Asset Manager Portfolio	63	49.50	3,137	1.46%	1.35%	1.68%
Fidelity VIP Contrafund® Portfolio	251	34.69 to 35.12	12,933	0.79%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP Index 500 Portfolio	150	15.97 to 16.33	4,467	1.36%	1.10% to 1.45%	10.24% to 10.63%
Fidelity VIP Investment Grade Bond Portfolio	121	13.09 to 13.82	2,194	2.21%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	823	9.74 to 9.85	8,041	0.19%	1.00% to 1.67%	(1.47)% to (0.80)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	21	15.27	324	—%	1.35%	(0.64)%
Fidelity VIP Mid Cap Portfolio	59	56.52 to 58.75	3,366	0.41%	1.10% to 1.35%	10.60% to 10.88%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	70	16.12 to 17.94	1,005	1.28%	1.00% to 1.67%	1.12% to 1.81%
Fidelity VIP Balanced Portfolio	363	18.78 to 20.94	6,178	1.25%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund® Portfolio	966	25.77 to 25.91	18,020	0.59%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap Portfolio	65	15.72 to 16.79	1,054	0.62%	1.00% to 1.67%	20.27% to 21.09%
Fidelity VIP Equity-Income Portfolio	339	20.47 to 20.58	5,800	2.17%	1.00% to 1.67%	15.75% to 16.53%
Fidelity VIP Freedom 2010 Portfolio	56	12.94 to 13.23	711	1.03%	1.15% to 1.60%	3.55% to 4.02%
Fidelity VIP Freedom 2015 Portfolio	51	12.55 to 13.39	643	1.05%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020 Portfolio	46	12.93 to 13.00	576	1.47%	1.15% to 1.60%	4.11% to 4.59%
Fidelity VIP Freedom 2025 Portfolio	61	13.48 to 13.12	784	1.63%	1.45% to 1.60%	4.29% to 4.45%
Fidelity VIP Freedom 2030 Portfolio	98	12.47 to 13.12	1,224	1.24%	1.15% to 1.67%	4.60% to 5.15%
Fidelity VIP Growth Portfolio	238	20.15 to 18.10	4,080	—%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income Portfolio	462	18.47 to 23.25	8,364	5.85%	1.00% to 1.67%	12.26% to 13.03%
Fidelity VIP Index 500 Portfolio	1,373	22.47 to 20.50	22,106	1.49%	1.00% to 1.67%	9.72% to 10.47%
Fidelity VIP Investment Grade Bond Portfolio	1,002	13.44 to 17.02	13,063	2.21%	1.00% to 1.67%	2.73% to 3.43%
Fidelity VIP Mid Cap Portfolio	340	32.85 to 37.20	7,257	0.30%	1.00% to 1.67%	10.06% to 10.80%
Fidelity VIP Overseas Portfolio	344	16.97 to 16.09	3,643	1.24%	1.00% to 1.67%	(6.85)% to (6.21)%
Fidelity VIP Target Volatility Portfolio	35	10.76 to 10.90	381	1.15%	1.15% to 1.55%	3.43% to 3.85%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	80	15.17 to 15.76	1,226	—%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	82	22.86 to 23.14	1,877	2.83%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	173	24.35 to 24.65	4,217	5.05%	1.10% to 1.35%	12.79% to 13.08%
JP Morgan IT Mid Cap Value	35	30.36 to 31.69	980	0.91%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley VIF Emerging Markets Debt Portfolio	5	24.98 to 31.03	140	5.94%	1.10% to 1.55%	8.84% to 9.34%
Morgan Stanley VIF U.S. Real Estate Portfolio	30	33.67 to 36.67	1,170	1.35%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	168	10.68 to 10.88	1,804	1.37%	1.00% to 1.60%	5.56% to 6.20%
Columbia VP – Small Cap Value Fund	49	25.19 to 26.23	1,259	0.39%	1.15% to 1.67%	30.53% to 31.22%
Franklin Growth and Income VIP Fund	343	20.21 to 23.18	6,054	2.59%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	925	19.98 to 24.70	14,189	4.95%	1.00% to 1.67%	12.12% to 12.88%
Franklin Large Cap Growth VIP Fund	134	17.69 to 21.31	2,190	—%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	676	20.64 to 21.10	10,106	2.00%	0.60% to 1.67%	14.12% to 15.36%
Franklin Small Cap Value VIP Fund	77	15.90 to 19.82	1,280	0.80%	1.15% to 1.67%	28.02% to 28.69%
Invesco V.I. American Franchise Fund	14	20.23 to 17.06	284	—%	1.15% to 1.67%	0.31% to 0.84%
Invesco V.I. American Value Fund	113	16.35 to 17.34	1,881	0.12%	1.00% to 1.67%	13.30% to 14.07%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	190	$22.66 to $27.19	$3,086	1.34%	1.00% to 1.67%	15.04% to 15.82%
Invesco V.I. International Growth Fund	127	10.42 to 10.54	1,316	1.18%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco V.I. Mid Cap Growth Fund (April 29. 2016)	3	10.32	34	—%	1.55%	3.20%
Templeton Foreign VIP Fund	337	17.73 to 20.96	4,039	1.94%	1.00% to 1.67%	5.39% to 6.10%
Templeton Global Bond VIP Fund	73	9.35 to 9.45	683	—%	1.15% to 1.55%	1.45% to 1.76%
Templeton Growth VIP Fund	135	17.40 to 16.98	1,979	2.04%	0.60% to 1.67%	7.79% to 8.96%
Morgan Stanley VIF Emerging Markets Debt Portfolio	72	20.07 to 14.62	1,064	5.53%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	164	24.73 to 30.96	2,230	0.45%	1.00% to 1.67%	4.84% to 5.56%
Morgan Stanley VIF U.S. Real Estate Portfolio	183	30.15 to 12.70	2,708	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	120	13.61 to 14.09	1,648	—%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation V.I. Fund	69	10.85 to 11.23	757	1.01%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield V.I. Fund (April 29, 2016)	3	10.61	33	5.18%	1.55%	6.12%
BlackRock Total Return V.I. Fund (April 29, 2016)	19	9.84	183	1.84%	1.55%	(1.55)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	83	10.19 to 10.35	843	2.17%	1.35% to 1.45%	4.50% to 4.92%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund (April 29, 2016)	20	9.82 to 9.85	199	3.40%	1.15% to 1.55%	(1.79)% to (1.52)%
American Funds I.S. Capital Income Builder Fund	83	9.51 to 9.58	796	3.20%	1.15% to 1.55%	2.18% to 2.59%
American Funds I.S. Global Growth Fund	87	10.90 to 11.06	958	0.68%	1.15% to 1.60%	(1.24)% to (0.78)%
American Funds I.S. Growth Fund	62	12.54 to 12.52	775	1.07%	1.15% to 1.55%	7.53% to 7.47%
American Funds I.S. Growth-Income Fund	118	12.38 to 12.53	1,465	1.32%	1.15% to 1.55%	9.53% to 9.98%
American Funds I.S. New World Fund	41	9.17 to 9.29	376	0.58%	1.15% to 1.55%	3.42% to 3.84%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	19	27.60 to 28.70	525	1.09%	1.10% to 1.45%	19.27% to 19.70%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	68	24.96 to 26.25	1,332	0.82%	1.00% to 1.67%	18.69% to 19.50%
Advisor Class:
PIMCO VIT All Asset Portfolio	130	11.88 to 12.60	1,582	2.43%	1.00% to 1.67%	11.02% to 11.78%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	405	4.21 to 5.79	1,741	1.01%	1.15% to 1.67%	12.96% to 13.55%
PIMCO VIT Long-Term U.S. Government Portfolio	18	9.87 to 10.04	179	1.88%	1.15% to 1.67%	(1.03)% to (0.58)%
PIMCO VIT Low Duration Portfolio	196	10.98 to 11.64	2,186	1.44%	1.00% to 1.67%	(0.39)% to 0.29%
PIMCO VIT Real Return Portfolio	144	11.49 to 12.19	1,689	2.18%	1.00% to 1.67%	3.34% to 4.04%
PIMCO VIT Total Return Portfolio	1,679	12.79 to 13.56	22,051	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	50	6.02 to 6.36	306	3.68%	1.00% to 1.67%	(16.19)% to (15.62)%
Guggenheim VT Multi-Hedge Strategies Fund	64	8.46 to 8.97	560	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity Fund	17	9.59 to 10.17	175	—%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares® Core S&P 500 ETF	517	43.47 to 45.45	22,723	2.23%	1.75% to 2.75%	9.07% to 10.19%
iShares® Core S&P Mid-Cap ETF	149	44.04 to 44.66	6,627	1.76%	1.75% to 2.75%	17.36% to 18.57%
iShares® Core S&P Small-Cap ETF	75	47.59 to 48.34	3,593	1.41%	1.75% to 2.75%	23.13% to 24.39%
iShares® Core U.S. Aggregate Bond ETF	24	24.32 to 26.96	586	2.34%	1.75% to 2.75%	(0.40)% to 0.62%
iShares® iBoxx $ High Yield Corporate Bond ETF	10	29.09 to 31.06	301	5.43%	1.75% to 2.75%	10.29% to 11.42%
iShares® Intermediate-Term Corporate Bond ETF	32	25.30 to 26.44	821	2.44%	1.90% to 2.75%	0.47% to 1.35%
iShares® International Treasury Bond ETF	129	21.17 to 22.30	2,764	0.66%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares® S&P 500 Growth ETF	50	42.64 to 45.83	2,162	1.58%	1.75% to 2.75%	3.88% to 4.95%
iShares® S&P 500 Value ETF	13	43.56 to 45.53	582	2.47%	1.90% to 2.75%	14.09% to 15.08%
iShares® TIPS Bond ETF	5	22.45 to 23.46	109	1.53%	1.90% to 2.75%	1.80% to 2.69%
Vanguard® Developed Markets Index Fund, ETF Shares	103	29.63 to 27.59	3,057	3.10%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39	38.25 to 41.43	1,500	2.23%	1.75% to 2.75%	8.91% to 10.03%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	18	22.32 to 20.06	387	2.55%	1.75% to 2.75%	9.10% to 10.22%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	27.40 to 30.49	118	3.24%	1.75% to 2.75%	2.36% to 3.41%
Vanguard® Large-Cap Index Fund, ETF Shares	16	43.20 to 44.88	700	2.11%	1.75% to 2.75%	8.70% to 9.81%
Vanguard® Mega Cap Index Fund, ETF Shares	3	43.39 to 45.49	126	2.27%	1.75% to 2.75%	8.84% to 9.95%
Vanguard® Real Estate Index Fund, ETF Shares	9	40.03 to 41.84	378	4.86%	1.90% to 2.75%	5.64% to 6.56%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Share (continued):
Vanguard® Short-Term Bond Index Fund, ETF Shares	4	$23.06 to $24.02	$98	1.46%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	882	24.28 to 27.00	21,719	2.41%	1.75% to 2.75%	(0.30)% to 0.73%